Schedule of Investments (unaudited) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 6.4%
Adams Mill CLO Ltd.(a)(b):
Series 2014-1A, Class A2R, (LIBOR USD 3 Month + 1.10%), 2.32%, 07/15/26	USD 801	$796,149
Series 2014-1A, Class C1R, (LIBOR USD 3 Month + 2.35%), 3.57%, 07/15/26	390	384,735
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1, (LIBOR USD 3 Month + 1.39%), 2.53%, 04/20/32(a)(b)	1,320	1,302,126
AGL Core CLO 5 Ltd., Series 2020-5A, Class D, (LIBOR USD 3 Month + 4.95%), 5.25%, 07/20/30(a)(b)(c)	250	253,125
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (LIBOR USD 3 Month + 1.08%), 2.19%, 10/21/28(a)(b)	1,130	1,106,207
Allegro CLO IV Ltd.(a)(b):
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 2.37%, 01/15/30	1,460	1,437,282
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.70%), 2.92%, 01/15/30	560	542,919
ALM Ltd., Series 2020-1A, Class A2, (LIBOR USD 3 Month + 1.85%), 3.36%, 10/15/29(a)(b)	1,660	1,622,626
ALM VII R Ltd., Series 2013-7RA, Class A1R, (LIBOR USD 3 Month + 1.41%), 2.63%, 10/15/28(a)(b)	690	684,808
ALM XIX Ltd., Series 2016-19A, Class A2RA, (LIBOR USD 3 Month + 1.45%), 2.67%, 04/16/29(a)(b)(c)	730	712,480
ALM XVI Ltd.(a)(b):
Series 2015-16A, Class A2R2, (LIBOR USD 3 Month + 1.50%), 2.72%, 07/15/27	1,480	1,438,144
Series 2015-16A, Class BR2, (LIBOR USD 3 Month + 1.90%), 3.12%, 07/15/27	560	538,870
ALM XVIII Ltd., Series 2016-18A, Class A2R, (LIBOR USD 3 Month + 1.65%), 2.87%, 01/15/28(a)(b)	250	242,979
AMMC CLO 16 Ltd., Series 2015-16A, Class BR, (LIBOR USD 3 Month + 1.60%), 2.91%, 04/14/29(a)(b)	250	239,781
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.20%), 1.65%, 11/10/30(a)(b)	500	490,271
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (LIBOR USD 3 Month + 1.26%), 2.28%, 07/24/29(a)(b)	786	776,296
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (LIBOR USD 3 Month + 1.25%), 2.24%, 07/25/29(a)(b)	1,530	1,501,125
AMSR Trust, Series 2020-SFR2, Class D, 3.28%, 07/17/37(b)	557	565,913
Anchorage Capital CLO 1-R Ltd., Series 2018- 1RA, Class A1, (LIBOR USD 3 Month + 0.99%), 2.30%, 04/13/31(a)(b)	2,240	2,157,553
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class B, (LIBOR USD 3 Month + 1.50%), 2.39%, 01/28/31(a)(b)	1,040	999,855
Anchorage Capital CLO 4-R Ltd.(a)(b):
Series 2014-4RA, Class A, (LIBOR USD 3 Month + 1.05%), 1.94%, 01/28/31	920	894,643
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 1.85%), 2.74%, 01/28/31	360	341,287
Anchorage Capital CLO 5-R Ltd.(a)(b):
Series 2014-5RA, Class B, (LIBOR USD 3 Month + 1.45%), 2.67%, 01/15/30	420	404,678
Series 2014-5RA, Class C, (LIBOR USD 3 Month + 1.85%), 3.07%, 01/15/30	250	234,413

Security	Par (000)	Value

Asset-Backed Securities (continued)
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.27%), 2.49%, 07/15/30(a)(b)	USD 580	$567,389
Anchorage Capital CLO 7 Ltd.(a)(b):
Series 2015-7A, Class AR2, (LIBOR USD 3 Month + 1.09%), 2.11%, 01/28/31	930	907,845
Series 2015-7A, Class BR2, (LIBOR USD 3 Month + 1.75%), 2.77%, 01/28/31	1,640	1,588,767
Series 2015-7A, Class D1R2, (LIBOR USD 3 Month + 3.50%), 4.52%, 01/28/31	250	233,633
Anchorage Capital CLO 8 Ltd.(a)(b):
Series 2016-8A, Class AR, (LIBOR USD 3 Month + 1.00%), 1.89%, 07/28/28	570	560,189
Series 2016-8A, Class BR, (LIBOR USD 3 Month + 1.60%), 2.49%, 07/28/28	650	630,454
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.25%), 2.56%, 10/13/30(a)(b)	670	658,622
Apidos CLO XII, Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.08%), 2.30%, 04/15/31(a)(b)	4,916	4,796,338
Apidos CLO XV, Series 2013-15A, Class A1RR, (LIBOR USD 3 Month + 1.01%), 2.15%, 04/20/31(a)(b)	500	485,912
Apidos CLO XVIII, Series 2018-18A, Class A1, (LIBOR USD 3 Month + 1.14%), 2.24%, 10/22/30(a)(b)	350	336,540
Apidos CLO XXXI, Series 2019-31A, Class B, (LIBOR USD 3 Month + 1.90%), 3.12%, 04/15/31(a)(b)	580	566,645
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.17%), 2.39%, 10/15/30(a)(b)	310	304,029
Atrium IX, Series 9A, Class AR, (LIBOR USD 3 Month + 1.24%), 1.61%, 05/28/30(a)(b)	990	974,729
Atrium XII, Series 12A, Class AR, (LIBOR USD 3 Month + 0.83%), 1.93%, 04/22/27(a)(b)	377	372,735
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.10%), 2.09%, 04/25/26(a)(b)	1,705	1,697,275
Avery Point V CLO Ltd.(a)(b):
Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 2.11%, 07/17/26	386	383,398
Series 2014-5A, Class BR, (LIBOR USD 3 Month + 1.50%), 2.63%, 07/17/26	650	636,962
Avery Point VI CLO Ltd.(a)(b):
Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.05%), 1.59%, 08/05/27	900	891,240
Series 2015-6A, Class BR, (LIBOR USD 3 Month + 1.50%), 2.04%, 08/05/27	840	811,998
Avery Point VII CLO Ltd., Series 2015-7A, Class AR, (LIBOR USD 3 Month + 1.14%), 2.36%, 01/15/28(a)(b)	1,650	1,628,526
B2R Mortgage Trust, Series 2015-2, Class A, 3.34%, 11/15/48(b)	51	51,372
Babson CLO Ltd., Series 2015-IA, Class BR, (LIBOR USD 3 Month + 1.40%), 2.54%, 01/20/31(a)(b)	250	237,542
Bain Capital Credit CLO Ltd., Series 2018-2A, Class A1, (LIBOR USD 3 Month + 1.08%), 2.22%, 07/19/31(a)(b)	330	321,854
Barings CLO Ltd., Series 2018-3A, Class A1, (LIBOR USD 3 Month + 0.95%), 2.09%, 07/20/29(a)(b)	270	265,933

1

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, (LIBOR USD 3 Month + 1.04%), 2.17%, 07/17/28(a)(b)	USD 800	$787,240
Battalion CLO VIII Ltd.(a)(b):
Series 2015-8A, Class A1R2, (LIBOR USD 3 Month + 1.07%), 2.21%, 07/18/30	1,332	1,289,529
Series 2015-8A, Class A2R2, (LIBOR USD 3 Month + 1.55%), 2.69%, 07/18/30	666	640,321
Battalion CLO X Ltd., Series 2016-10A, Class A1R, (LIBOR USD 3 Month + 1.25%), 2.27%, 01/24/29(a)(b)	4,880	4,811,471
BDS Ltd., Series 2019-FL3, Class A, (LIBOR USD 1 Month + 1.40%), 1.59%, 12/15/35(a)(b)	1,080	1,058,578
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R, (LIBOR USD 3 Month + 1.75%), 2.97%, 07/15/29(a)(b)	650	642,247
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (LIBOR USD 3 Month + 1.09%), 2.23%, 04/20/31(a)(b)	960	926,449
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class A1AR, (LIBOR USD 3 Month + 0.78%), 1.92%, 07/18/27(a)(b)	512	507,657
Black Diamond CLO Ltd., Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.45%), 2.58%, 02/06/26(a)(b)	331	327,736
BlueMountain CLO Ltd.(a)(b):
Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.23%), 2.37%, 01/20/29	1,347	1,323,072
Series 2013-2A, Class A1R, (LIBOR USD 3 Month + 1.18%), 2.28%, 10/22/30	1,763	1,714,840
Series 2015-3A, Class A1R, (LIBOR USD 3 Month + 1.00%), 2.14%, 04/20/31	250	240,217
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class B, (LIBOR USD 3 Month + 2.25%), 2.56%, 07/25/31(a)(b)	250	250,000
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (LIBOR USD 3 Month + 1.03%), 1.79%, 04/30/31(a)(b)	1,860	1,816,382
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 0.97%), 2.10%, 04/17/31	799	773,759
Series 2014-3RA, Class A1A, (LIBOR USD 3 Month + 1.05%), 2.04%, 07/27/31	3,333	3,271,211
Series 2015-3A, Class A2R, (LIBOR USD 3 Month + 1.60%), 2.49%, 07/28/28	530	513,636
Carlyle US CLO Ltd., Series 2016-4A, Class A2R, (LIBOR USD 3 Month + 1.45%), 2.59%, 10/20/27(a)(b)	250	240,100
CBAM Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.25%), 2.39%, 07/20/30	1,600	1,584,512
Series 2017-2A, Class B1, (LIBOR USD 3 Month + 1.75%), 2.88%, 10/17/29	810	787,340
CDO Repack SPC Ltd., Series 2006-CLF1, Class D1, 7.11%, 05/20/30(b)	449	470,359
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR, (LIBOR USD 3 Month + 1.75%), 2.06%, 06/09/30(a)(b)	550	535,659
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.09%), 2.23%, 10/20/28(a)(b)	2,980	2,923,213
Cedar Funding VIII CLO Ltd.(a)(b):
Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 2.38%, 10/17/30	4,530	4,456,415
Series 2017-8A, Class B, (LIBOR USD 3 Month + 1.70%), 2.83%, 10/17/30	750	724,150

Security	Par (000)	Value

Asset-Backed Securities (continued)
Series 2017-8A, Class C, (LIBOR USD 3 Month + 2.25%), 3.38%, 10/17/30	USD 250	$232,671
Cent CLO 24 Ltd., Series 2015-24A, Class A1R, (LIBOR USD 3 Month + 1.07%), 2.29%, 10/15/26(a)(b)	920	908,239
CIFC Funding Ltd.(a)(b):
Series 2014-4RA, Class A1A, (LIBOR USD 3 Month + 1.13%), 2.26%, 10/17/30	6,450	6,334,928
Series 2015-2A, Class CR2, (LIBOR USD 3 Month + 2.00%), 3.22%, 04/15/30	633	601,666
Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.15%), 2.29%, 10/20/27	250	245,820
Series 2017-1A, Class AR, (LIBOR USD 3 Month + 1.01%), 2.12%, 04/23/29	1,190	1,170,914
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.70%), 2.81%, 04/23/29	340	330,917
Series 2018-1A, Class A, (LIBOR USD 3 Month + 1.00%), 2.14%, 04/18/31	1,230	1,191,693
Series 2020-1A, Class B, (LIBOR USD 3 Month + 2.30%), 0.32%, 07/15/32	740	740,000
Series 2020-1A, Class D, (LIBOR USD 3 Month + 4.00%), 0.00%, 07/15/32	380	380,000
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.55%, 12/05/22(b)(d)	1,097	1,113,963
Cumberland Park CLO Ltd., Series 2015-2A, Class CR, (LIBOR USD 3 Month + 1.80%), 2.94%, 07/20/28(a)(b)	310	295,243
Deer Creek CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.18%), 2.32%, 10/20/30(a)(b)	1,500	1,477,511
Dryden 36 Senior Loan Fund, Series 2014-36A, Class DR2, (LIBOR USD 3 Month + 3.70%), 4.92%, 04/15/29(a)(b)	250	232,653
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR, (LIBOR USD 3 Month + 1.14%), 2.28%, 07/20/29(a)(b)	1,590	1,564,068
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (LIBOR USD 3 Month + 1.12%), 2.34%, 01/15/31(a)(b)	4,900	4,791,457
Dryden 76 CLO Ltd., Series 2019-76A, Class A1, (LIBOR USD 3 Month + 1.33%), 2.47%, 10/20/32(a)(b)	250	246,760
Dryden XXV Senior Loan Fund, Series 2012- 25A, Class ARR, (LIBOR USD 3 Month + 0.90%), 2.12%, 10/15/27(a)(b)	3,154	3,078,261
Dryden XXVI Senior Loan Fund, Series 2013- 26A, Class AR, (LIBOR USD 3 Month + 0.90%), 2.12%, 04/15/29(a)(b)	330	322,267
Dryden XXVIII Senior Loan Fund, Series 2013- 28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 1.59%, 08/15/30(a)(b)	1,660	1,622,051
Eaton Vance CLO Ltd.(a)(b):
Series 2013-1A, Class A1RR, (LIBOR USD 3 Month + 1.16%), 2.38%, 01/15/28	270	265,526
Series 2013-1A, Class A2RR, (LIBOR USD 3 Month + 1.85%), 3.07%, 01/15/28	250	244,926
Elm CLO Ltd.(a)(b):
Series 2014-1A, Class ARR, (LIBOR USD 3 Month + 1.17%), 2.30%, 01/17/29	5,500	5,404,897
Series 2014-1A, Class BRR, (LIBOR USD 3 Month + 1.75%), 2.88%, 01/17/29	470	459,948
Elmwood CLO II Ltd., Series 2019-2A, Class A, (LIBOR USD 3 Month + 1.45%), 2.59%, 04/20/31(a)(b)	250	248,822

2

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Elmwood CLO V Ltd.(a)(b):
Series 2020-2A, Class B, (LIBOR USD 3 Month + 2.20%), 0.00%, 07/24/31	USD 620	$620,000
Series 2020-2A, Class C, (LIBOR USD 3 Month + 2.75%), 0.00%, 07/24/31	620	620,000
Flatiron CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.89%), 2.11%, 04/15/27(a)(b)	510	505,818
Galaxy XXIII CLO Ltd., Series 2017-23A, Class A, (LIBOR USD 3 Month + 1.28%), 2.30%, 04/24/29(a)(b)	577	568,130
Galaxy XXIX CLO Ltd.(a)(b):
Series 2018-29A, Class B, (LIBOR USD 3 Month + 1.40%), 1.79%, 11/15/26	250	241,861
Series 2018-29A, Class C, (LIBOR USD 3 Month + 1.68%), 2.07%, 11/15/26	350	329,375
Gilbert Park CLO Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 1.95%), 3.17%, 10/15/30(a)(b)	640	608,389
Goldentree Loan Management US CLO 7 Ltd., Series 2020-7A, Class D, (LIBOR USD 3 Month + 2.98%), 3.39%, 04/20/31(a)(b)	510	470,123
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, (LIBOR USD 3 Month + 1.11%), 1.95%, 10/29/29(a)(b)	420	412,548
GoldentTree Loan Management US CLO 1 Ltd.(a)(b):
Series 2017-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 2.99%, 04/20/29	630	613,328
Series 2017-1A, Class DR, (LIBOR USD 3 Month + 2.65%), 3.79%, 04/20/29	360	321,315
Grippen Park CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.26%), 2.40%, 01/20/30(a)(b)	251	247,462
GSAA Home Equity Trust, Series 2006-5, Class 2A1, (LIBOR USD 1 Month + 0.07%), 0.25%, 03/25/36(a)	553	254,953
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, (LIBOR USD 3 Month + 1.37%), 3.00%, 04/15/33(a)(b)	1,180	1,158,019
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.08%), 2.07%, 07/25/27(a)(b)	3,074	3,034,464
Highbridge Loan Management Ltd.(a)(b):
Series 12A-18, Class A1B, (LIBOR USD 3 Month + 1.25%), 2.39%, 07/18/31	250	240,938
Series 6A-2015, Class A1R, (LIBOR USD 3 Month + 1.00%), 1.54%, 02/05/31	3,009	2,929,166
HPS Loan Management Ltd., Series 10A-16, Class A1R, (LIBOR USD 3 Month + 1.14%), 2.28%, 01/20/28(a)(b)	970	947,838
ICG US CLO Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 1.14%), 2.28%, 10/19/28(a)(b)	865	851,943
Invitation Homes Trust, Series 2018-SFR3, Class A, (LIBOR USD 1 Month + 1.00%), 1.19%, 07/17/37(a)(b)	641	636,010
LCM XIV LP, Series 14A, Class AR, (LIBOR USD 3 Month + 1.04%), 2.18%, 07/20/31(a)(b)	250	242,470
LCM XXI LP, Series 21A, Class AR, (LIBOR USD 3 Month + 0.88%), 2.02%, 04/20/28(a)(b)	820	807,973
Lendmark Funding Trust, Series 2019-2A, Class A, 2.78%, 04/20/28(b)	2,600	2,600,197
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (LIBOR USD 1 Month + 1.13%), 1.31%, 05/15/28(a)(b)	600	594,752

Security	Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding X Ltd., Series 2012-10A, Class AR2, (LIBOR USD 3 Month + 1.22%), 2.36%, 01/20/29(a)(b)	USD 1,700	$1,670,152
Madison Park Funding XI Ltd., Series 2013- 11A, Class AR, (LIBOR USD 3 Month + 1.16%), 2.20%, 07/23/29(a)(b)	2,000	1,968,480
Madison Park Funding XIII Ltd.(a)(b):
Series 2014-13A, Class AR2, (LIBOR USD 3 Month + 0.95%), 2.09%, 04/19/30	1,090	1,061,668
Series 2014-13A, Class BR2, (LIBOR USD 3 Month + 1.50%), 2.64%, 04/19/30	960	926,446
Madison Park Funding XIX Ltd., Series 2015- 19A, Class A1R2, (LIBOR USD 3 Month + 0.92%), 2.02%, 01/22/28(a)(b)	1,229	1,209,129
Madison Park Funding XVII Ltd., Series 2015- 17A, Class B1R, (LIBOR USD 3 Month + 1.75%), 2.86%, 07/21/30(a)(b)	350	341,006
Madison Park Funding XXVI Ltd., Series 2017- 26A, Class AR, (LIBOR USD 3 Month + 1.20%), 2.04%, 07/29/30(a)(b)	1,665	1,630,564
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.18%), 2.32%, 12/18/30(a)(b)	430	418,912
Mariner CLO LLC(a)(b):
Series 2015-1A, Class BR2, (LIBOR USD 3 Month + 1.50%), 2.64%, 04/20/29	1,466	1,411,744
Series 2016-3A, Class CR2, (LIBOR USD 3 Month + 2.05%), 3.09%, 07/23/29(c)	1,125	1,082,700
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (LIBOR USD 3 Month + 0.97%), 2.08%, 04/21/31(a)(b)	478	459,643
Mid-State Trust VII, Series 7, Class A, 6.34%, 12/15/36	1,140	1,200,543
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (LIBOR USD 3 Month + 1.60%), 2.74%, 07/20/24(a)(b)	433	431,205
MP CLO III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 2.39%, 10/20/30(a)(b)	830	799,350
MP CLO VIII Ltd.(a)(b):
Series 2015-2A, Class AR, (LIBOR USD 3 Month + 0.91%), 1.80%, 10/28/27	1,334	1,307,576
Series 2015-2A, Class BR, (LIBOR USD 3 Month + 1.42%), 2.31%, 10/28/27	1,500	1,448,373
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2B, (LIBOR USD 1 Month + 0.90%), 1.08%, 11/15/68(a)(b)	490	479,211
Neuberger Berman CLO XX Ltd., Series 2015- 20A, Class BR, (LIBOR USD 3 Month + 1.25%), 2.47%, 01/15/28(a)(b)	250	240,045
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 2.31%, 10/18/30(a)(b)	1,430	1,402,869
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class B, (LIBOR USD 3 Month + 2.20%), 2.37%, 07/20/31(a)(b)(c)	250	250,000
Oaktree CLO, Series 2014-1A, Class A2R, (LIBOR USD 3 Month + 1.85%), 2.28%, 05/13/29(a)(b)	410	387,371
Oaktree CLO Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 0.87%), 2.01%, 10/20/27(a)(b)	467	459,217
OCP CLO Ltd.(a)(b):
Series 2013-4A, Class BRR, (LIBOR USD 3 Month + 1.90%), 2.92%, 04/24/29	945	904,235

3

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Series 2014-5A, Class A1R, (LIBOR USD 3 Month + 1.08%), 2.07%, 04/26/31	USD 140	$136,232
Series 2015-10A, Class BR, (LIBOR USD 3 Month + 1.85%), 2.84%, 10/26/27	380	364,501
Series 2016-12A, Class A1R, (LIBOR USD 3 Month + 1.12%), 2.26%, 10/18/28	640	630,694
Series 2017-13A, Class A1A, (LIBOR USD 3 Month + 1.26%), 2.48%, 07/15/30	2,610	2,584,249
Series 2017-14A, Class B, (LIBOR USD 3 Month + 1.95%), 2.33%, 11/20/30	250	237,949
Series 2020-19A, Class B, (LIBOR USD 3 Month + 2.50%), 2.82%, 07/20/31	250	249,055
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (LIBOR USD 3 Month + 0.96%), 2.14%, 04/16/31(a)(b)	1,780	1,731,269
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class B1, (LIBOR USD 3 Month + 1.70%), 2.92%, 07/15/29(a)(b)	350	339,866
Octagon Investment Partners 46 Ltd.(a)(b):
Series 2020-2A, Class B, (LIBOR USD 3 Month + 2.20%), 0.00%, 07/15/33	710	710,000
Series 2020-2A, Class D, (LIBOR USD 3 Month + 4.60%), 0.00%, 07/15/33	530	530,000
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.02%), 2.15%, 07/17/30(a)(b)	2,755	2,684,571
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.00%), 1.99%, 01/25/31(a)(b)	2,390	2,325,067
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 3.07%, 07/15/27(a)(b)	660	629,818
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (LIBOR USD 3 Month + 1.13%), 2.35%, 03/20/25(a)(b)	83	82,594
OFSI Fund VII Ltd., Series 2014-7A, Class AR, (LIBOR USD 3 Month + 0.90%), 2.04%, 10/18/26(a)(b)	86	85,461
OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1, (LIBOR USD 3 Month + 1.80%), 2.94%, 07/20/32(a)(b)	668	649,464
OHA Loan Funding Ltd.(a)(b):
Series 2013-2A, Class AR, (LIBOR USD 3 Month + 1.04%), 1.40%, 05/23/31	4,495	4,375,266
Series 2015-1A, Class A1R2, (LIBOR USD 3 Month + 1.34%), 1.73%, 11/15/32	370	362,377
OneMain Financial Issuance Trust(b):
Series 2019-2A, Class A, 3.14%, 10/14/36	3,140	3,314,516
Series 2020-1A, Class A, 3.84%, 05/14/32	2,800	2,901,506
OZLM Funding III Ltd., Series 2013-3A, Class BRR, (LIBOR USD 3 Month + 2.70%), 3.80%, 01/22/29(a)(b)	990	972,540
OZLM Funding IV Ltd., Series 2013-4A, Class A1R, (LIBOR USD 3 Month + 1.25%), 2.35%, 10/22/30(a)(b)	9,117	8,849,726
OZLM Ltd., Series 2019-24A, Class A2A, (LIBOR USD 3 Month + 2.25%), 3.39%, 07/20/32(a)(b)	250	242,686
OZLM VI Ltd., Series 2014-6A, Class A2AS, (LIBOR USD 3 Month + 1.75%), 2.88%, 04/17/31(a)(b)	250	240,834
OZLM VIII Ltd., Series 2014-8A, Class BRR, (LIBOR USD 3 Month + 2.20%), 3.33%, 10/17/29(a)(b)	340	324,471

Security	Par (000)	Value

Asset-Backed Securities (continued)
OZLM XIV Ltd., Series 2015-14A, Class A2AR, (LIBOR USD 3 Month + 1.70%), 2.92%, 01/15/29(a)(b)	USD 2,110	$2,050,442
Palmer Square CLO Ltd.(a)(b):
Series 2015-1A, Class A1R2, (LIBOR USD 3 Month + 1.22%), 1.59%, 05/21/29	2,420	2,385,732
Series 2015-1A, Class A2R2, (LIBOR USD 3 Month + 1.65%), 2.02%, 05/21/29	530	514,861
Series 2015-2A, Class A2R2, (LIBOR USD 3 Month + 1.55%), 2.69%, 07/20/30	500	480,289
Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 2.17%, 04/18/31	850	833,060
Series 2018-2A, Class A1A, (LIBOR USD 3 Month + 1.10%), 2.28%, 07/16/31	1,070	1,043,158
Series 2018-3A, Class A2, (LIBOR USD 3 Month + 1.35%), 1.74%, 08/15/26	776	750,299
Palmer Square Loan Funding Ltd.(a)(b):
Series 2018-2A, Class A2, (LIBOR USD 3 Month + 1.05%), 2.27%, 07/15/26	700	670,907
Series 2018-4A, Class A1, (LIBOR USD 3 Month + 0.90%), 1.29%, 11/15/26	415	407,534
Series 2019-3A, Class A2, (LIBOR USD 3 Month + 1.60%), 1.98%, 08/20/27	440	433,039
Series 2019-3A, Class B, (LIBOR USD 3 Month + 2.10%), 2.48%, 08/20/27	350	339,382
Series 2020-1A, Class A2, (LIBOR USD 3 Month + 1.35%), 1.73%, 02/20/28	990	944,766
Series 2020-2A, Class A2, (LIBOR USD 3 Month + 1.55%), 2.66%, 04/20/28	1,270	1,222,873
Park Avenue Institutional Advisers CLO Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.22%), 1.64%, 11/14/29	1,870	1,839,766
Series 2017-1A, Class A2, (LIBOR USD 3 Month + 1.70%), 2.12%, 11/14/29	780	759,032
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34(b)	737	748,285
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (LIBOR USD 3 Month + 1.21%), 2.43%, 10/15/30(a)(b)	720	702,226
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.08%), 2.22%, 07/20/28(a)(b)	2,360	2,321,998
Riserva CLO Ltd., Series 2016-3A, Class AR, (LIBOR USD 3 Month + 1.14%), 2.28%, 10/18/28(a)(b)	1,040	1,027,231
Rockford Tower CLO Ltd.(a)(b):
Series 2017-1A, Class AR, (LIBOR USD 3 Month + 1.03%), 2.25%, 04/15/29	2,060	2,016,145
Series 2017-1A, Class BR, (LIBOR USD 3 Month + 1.45%), 2.67%, 04/15/29	960	921,660
Series 2017-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 3.07%, 04/15/29	510	486,401
Series 2017-2A, Class BR, (LIBOR USD 3 Month + 1.50%), 2.72%, 10/15/29	1,695	1,607,369
Series 2017-2A, Class DR, (LIBOR USD 3 Month + 2.85%), 4.07%, 10/15/29	1,039	936,798
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 2.33%, 10/20/30	3,237	3,175,693
Series 2018-1A, Class A, (LIBOR USD 3 Month + 1.10%), 1.48%, 05/20/31	297	289,044
Series 2018-2A, Class A, (LIBOR USD 3 Month + 1.16%), 2.30%, 10/20/31	250	243,609
Series 2019-2A, Class B, (LIBOR USD 3 Month + 1.93%), 2.31%, 08/20/32	250	244,498

4

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Rockford Tower Europe CLO DAC, Series 2018-1X, Class B, (EURIBOR 3 Month + 1.85%), 1.85%, 12/20/31(a)	EUR 496	$552,351
Romark WM-R Ltd., Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 2.17%, 04/20/31(a)(b)	USD 720	699,643
RR 2 Ltd., Series 2017-2A, Class A2, (LIBOR USD 3 Month + 1.60%), 2.82%, 10/15/29(a)(b)	250	241,834
RR 3 Ltd., Series 2018-3A, Class A1R2, (LIBOR USD 3 Month + 1.09%), 2.31%, 01/15/30(a)(b)	670	653,928
RR 6 Ltd., Series 2019-6A, Class A1A, (LIBOR USD 3 Month + 1.25%), 2.47%, 04/15/30(a)(b)	2,140	2,106,040
Silver Creek CLO Ltd., Series 2014-1A, Class CR, (LIBOR USD 3 Month + 2.30%), 3.44%, 07/20/30(a)(b)	500	484,641
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, (LIBOR USD 3 Month + 0.33%), 0.64%, 03/15/24(a)	763	751,574
SLM Private Education Loan Trust, Series 2010-C, Class A5, (LIBOR USD 1 Month + 4.75%), 4.93%, 10/15/41(a)(b)	1,670	1,782,512
SMB Private Education Loan Trust(b):
Series 2015-B, Class B, 3.50%, 12/17/40	990	1,001,473
Series 2020-PTA, Class A2A, 1.60%, 09/15/54	4,730	4,664,388
Series 2020-PTA, Class B, 2.50%, 09/15/54	1,540	1,536,255
Sound Point CLO XIV Ltd., Series 2016-3A, Class AR, (LIBOR USD 3 Month + 1.15%), 2.19%, 01/23/29(a)(b)	1,000	985,038
Sound Point CLO XV Ltd., Series 2017-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 2.19%, 01/23/29(a)(b)	280	275,577
Sound Point CLO XXIII Ltd., Series 2019-2A, Class A1, (LIBOR USD 3 Month + 1.40%), 2.62%, 04/15/32(a)(b)	4,180	4,080,315
Steele Creek CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.25%), 2.47%, 10/15/30(a)(b)	1,070	1,038,095
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (LIBOR USD 3 Month + 0.88%), 2.10%, 04/15/28(a)(b)	880	863,700
Symphony CLO XVIII Ltd., Series 2016-18A, Class AR, (LIBOR USD 3 Month + 1.15%), 2.19%, 01/23/28(a)(b)	900	885,021
Symphony CLO XXI Ltd., Series 2019-21A, Class A, (LIBOR USD 3 Month + 1.38%), 2.60%, 07/15/32(a)(b)	860	846,663
TCW CLO Ltd., Series 2020-1A, Class D, (LIBOR USD 3 Month + 4.50%), 5.26%, 04/20/28(a)(b)	500	499,752
THL Credit Wind River CLO Ltd.(a)(b):
Series 2012-1A, Class BR2, (LIBOR USD 3 Month + 1.45%), 2.67%, 01/15/26	280	275,459
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.05%), 2.27%, 07/15/28	1,120	1,101,276
TIAA CLO III Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.15%), 2.33%, 01/16/31(a)(b)	910	885,439
TICP CLO IX Ltd., Series 2017-9A, Class A, (LIBOR USD 3 Month + 1.14%), 2.28%, 01/20/31(a)(b)	670	654,394
TICP CLO VI Ltd.(a)(b):
Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.20%), 2.42%, 01/15/29	480	475,893

Security	Par (000)	Value

Asset-Backed Securities (continued)
Series 2016-6A, Class BR, (LIBOR USD 3 Month + 1.70%), 2.92%, 01/15/29	USD 1,190	$1,157,854
Towd Point Mortgage Trust, Series 2019-SJ2, Class M1, 4.50%, 11/25/58(b)(d)	3,000	3,026,007
Trestles CLO III Ltd.(a)(b):
Series 2020-3A, Class A1, (LIBOR USD 3 Month + 1.33%), 2.48%, 01/20/33	1,190	1,165,045
Series 2020-3A, Class B1, (LIBOR USD 3 Month + 1.85%), 3.00%, 01/20/33	530	514,139
Venture 32 CLO Ltd., Series 2018-32A, Class A2A, (LIBOR USD 3 Month + 1.07%), 2.21%, 07/18/31(a)(b)	350	337,819
Venture 35 CLO Ltd., Series 2018-35A, Class AS, (LIBOR USD 3 Month + 1.15%), 2.25%, 10/22/31(a)(b)	660	656,411
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (LIBOR USD 3 Month + 1.22%), 2.44%, 10/15/29(a)(b)	3,230	3,116,328
Voya CLO Ltd.(a)(b):
Series 2014-3A, Class CR, (LIBOR USD 3 Month + 2.65%), 3.64%, 07/25/26	350	304,495
Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.13%), 2.35%, 10/15/30	1,680	1,646,224
Series 2019-1A, Class AR, (LIBOR USD 3 Month + 1.06%), 2.28%, 04/15/31	2,064	2,009,949
Westcott Park CLO Ltd., Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.21%), 2.35%, 07/20/28(a)(b)	1,210	1,197,489
Whitebox CLO I Ltd., Series 2019-1A, Class C, (LIBOR USD 3 Month + 4.35%), 5.37%, 07/24/32(a)(b)	370	365,171
York CLO-2 Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 2.25%, 01/22/31(a)(b)	1,250	1,220,116
York CLO-3 Ltd.(a)(b):
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 2.39%, 10/20/29	520	509,751
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.75%), 2.89%, 10/20/29	930	905,178
York CLO-4 Ltd., Series 2016-2A, Class A1R, (LIBOR USD 3 Month + 1.09%), 2.23%, 04/20/32(a)(b)(c)	1,050	1,013,250

Total Asset-Backed Securities — 6.4% (Cost: $263,687,187)		258,484,293

Corporate Bonds — 39.8%

Aerospace & Defense — 2.3%
BAE Systems Holdings, Inc.(b):
2.85%, 12/15/20	728	732,758
3.80%, 10/07/24	962	1,056,429
3.85%, 12/15/25	5,207	5,765,656
4.75%, 10/07/44	87	106,388
Boeing Co. (The):
4.51%, 05/01/23	1,458	1,540,273
4.88%, 05/01/25	2,944	3,208,382
3.83%, 03/01/59	195	165,274
5.93%, 05/01/60	1,415	1,678,037
Embraer Netherlands Finance BV, 5.40%, 02/01/27	337	298,245
Embraer Overseas Ltd., 5.70%, 09/16/23	757	721,279
General Dynamics Corp.:
3.50%, 05/15/25	150	167,734
3.75%, 05/15/28	905	1,055,372
3.63%, 04/01/30	2,616	3,060,512
4.25%, 04/01/50	252	326,134

5

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Howmet Aerospace, Inc., 6.88%, 05/01/25	USD 935	$1,014,345
Huntington Ingalls Industries, Inc.(b):
3.84%, 05/01/25	1,635	1,775,323
4.20%, 05/01/30	2,802	3,122,228
L3Harris Technologies, Inc.:
3.95%, 05/28/24	627	686,950
3.85%, 12/15/26	3,200	3,662,695
4.40%, 06/15/28	6,600	7,807,106
Leidos, Inc., 4.38%, 05/15/30(b)	4,020	4,528,329
Lockheed Martin Corp.:
3.55%, 01/15/26	1,405	1,615,249
1.85%, 06/15/30	303	311,452
3.60%, 03/01/35	3,625	4,349,644
4.07%, 12/15/42	601	762,306
3.80%, 03/01/45	947	1,149,916
2.80%, 06/15/50	2,482	2,611,906
Northrop Grumman Corp.:
2.93%, 01/15/25	4,342	4,696,309
3.20%, 02/01/27	391	433,031
3.25%, 01/15/28	4,586	5,128,672
4.03%, 10/15/47	506	613,358
5.25%, 05/01/50	579	830,553
Raytheon Technologies Corp.:
3.65%, 08/16/23	155	167,861
3.20%, 03/15/24(b)	1,812	1,952,431
3.15%, 12/15/24(b)	920	993,758
3.95%, 08/16/25	2,422	2,755,847
7.20%, 08/15/27(b)	630	846,420
7.00%, 11/01/28(b)	2,010	2,764,869
4.13%, 11/16/28	4,983	5,869,394
7.50%, 09/15/29	385	550,588
2.25%, 07/01/30	4,303	4,481,578
5.40%, 05/01/35	105	142,107
4.20%, 12/15/44(b)	515	588,645
Textron, Inc.:
3.88%, 03/01/25	810	861,875
3.65%, 03/15/27	845	875,291
3.90%, 09/17/29	3,111	3,295,842

		91,128,351

Air Freight & Logistics — 0.4%
FedEx Corp.:
3.80%, 05/15/25	7,557	8,400,446
4.20%, 10/17/28	495	556,705
3.88%, 08/01/42	1,070	1,072,013
5.10%, 01/15/44	120	140,007
4.55%, 04/01/46	142	153,095
United Parcel Service, Inc.:
3.40%, 03/15/29	2,839	3,283,101
2.50%, 09/01/29	744	810,215
4.45%, 04/01/30	2,775	3,464,854

		17,880,436

Airlines — 0.5%
Air Canada Pass-Through Trust(b):
Series 2015-2, Class B, 5.00%, 12/15/23	382	319,689
Series 2013-1, Class A, 4.13%, 05/15/25	862	794,087
Series 2017-1, Class B, 3.70%, 01/15/26	9	7,402
Series 2017-1, Class AA, 3.30%, 01/15/30	469	425,215
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A, 4.80%, 08/15/27(b)	1,880	1,903,500
American Airlines Pass-Through Trust:
Series 2015-2, Class B, 4.40%, 09/22/23	1,828	1,299,865
Series 2016-1, Class B, 5.25%, 01/15/24	1,367	904,531
Series 2016-2, Class B, 4.38%, 06/15/24(b)	740	514,461
Series 2017-1, Class B, 4.95%, 02/15/25	652	492,878

Security	Par (000)	Value

Airlines (continued)
Series 2017-2, Class B, 3.70%, 10/15/25	USD 383	$265,986
Series 2016-3, Class B, 3.75%, 10/15/25	19	13,229
Series 2015-2, Class AA, 3.60%, 09/22/27	341	315,441
Series 2016-1, Class AA, 3.58%, 01/15/28	2,541	2,458,509
Series 2019-1, Class B, 3.85%, 02/15/28	1,197	838,267
Series 2016-2, Class AA, 3.20%, 06/15/28	471	443,529
Series 2016-3, Class AA, 3.00%, 10/15/28	988	906,350
Series 2017-1, Class AA, 3.65%, 02/15/29	386	369,798
Series 2017-2, Class AA, 3.35%, 10/15/29	721	676,306
Series 2019-1, Class AA, 3.15%, 02/15/32	1,118	1,028,281
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24	2,160	2,162,454
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22	19	16,941
Series 2014-2, Class B, 4.63%, 09/03/22	158	139,275
Series 2016-2, Class B, 3.65%, 10/07/25	98	71,920
Series 2016-1, Class B, 3.65%, 01/07/26	126	92,783
Series 2018-1, Class B, 4.60%, 03/01/26	518	388,335
Series 2015-1, Class AA, 3.45%, 12/01/27	972	947,544
Series 2019-2, Class B, 3.50%, 05/01/28	1,193	897,048
Series 2016-1, Class AA, 3.10%, 07/07/28	57	54,962
Series 2016-2, Class AA, 2.88%, 10/07/28	489	457,086
Series 2018-1, Class AA, 3.50%, 03/01/30	597	558,550
Series 2019-1, Class AA, 4.15%, 08/25/31	683	670,960
Series 2019-2, Class AA, 2.70%, 05/01/32	885	799,142
US Airways Pass-Through Trust:
Series 2012-2, Class B, 6.75%, 06/03/21	33	26,250
Series 2013-1, Class B, 5.38%, 11/15/21	136	110,790

		21,371,364

Auto Components — 0.0%
Aptiv plc, 5.40%, 03/15/49	160	167,239
Magna International, Inc., 2.45%, 06/15/30	675	690,307

		857,546

Automobiles — 0.3%
Daimler Finance North America LLC(b):
2.30%, 02/12/21	3,005	3,025,815
3.35%, 05/04/21	3,060	3,116,534
General Motors Co.:
6.60%, 04/01/36	645	697,252
6.25%, 10/02/43	682	724,743
Hyundai Capital America(b):
3.95%, 02/01/22	290	298,428
2.38%, 02/10/23	3,260	3,264,629

		11,127,401

Banks — 6.8%
Banco de Credito del Peru, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 1.00%, 07/01/30(a)(b)	703	691,752
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(b)	360	363,487
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(b)	731	800,006
Banco Santander SA:
2.71%, 06/27/24	2,800	2,942,984
3.31%, 06/27/29	1,000	1,079,350
Bank of America Corp.:
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(a)	1,170	1,171,081
(LIBOR USD 3 Month + 0.37%), 2.74%, 01/23/22(a)	1,534	1,551,018
(LIBOR USD 3 Month + 0.63%), 3.50%, 05/17/22(a)	6,024	6,170,564
4.20%, 08/26/24	1,920	2,131,581

6

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.00%, 01/22/25	USD 443	$489,229
Series L, 3.95%, 04/21/25	1,098	1,215,828
3.88%, 08/01/25	247	279,661
(LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/25(a)	3,160	3,319,763
(LIBOR USD 3 Month + 0.64%), 2.01%, 02/13/26(a)	334	345,388
4.45%, 03/03/26	2,240	2,578,788
3.50%, 04/19/26	29	32,644
(LIBOR USD 3 Month + 1.58%), 3.82%, 01/20/28(a)	3,662	4,156,404
Series FF, (LIBOR USD 3 Month + 2.93%), 5.87%(a)(e)	1,895	1,935,825
(LIBOR USD 3 Month + 1.51%), 3.71%, 04/24/28(a)	7,052	7,971,337
(LIBOR USD 3 Month + 1.37%), 3.59%, 07/21/28(a)	8,146	9,130,288
(LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/28(a)	7,803	8,691,387
(LIBOR USD 3 Month + 1.31%), 4.27%, 07/23/29(a)	1,900	2,240,985
(SOFR + 1.93%), 2.68%, 06/19/41(a)	4,495	4,616,336
Bank of Montreal:
1.90%, 08/27/21	43	43,733
Series E, 3.30%, 02/05/24	878	953,609
Barclays plc:
4.38%, 01/12/26	864	972,881
4.34%, 01/10/28	776	861,493
(LIBOR USD 3 Month + 1.90%), 4.97%, 05/16/29(a)	1,063	1,245,455
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.64%, 06/24/31(a)	341	339,665
BBVA Bancomer SA(b):
6.75%, 09/30/22	665	709,056
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.31%), 5.87%, 09/13/34(a)	604	589,089
BNP Paribas SA(b):
3.50%, 03/01/23	2,516	2,663,117
(LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/25(a)	4,091	4,284,249
(SOFR + 2.07%), 2.22%, 06/09/26(a)	305	312,325
(SOFR + 1.51%), 3.05%, 01/13/31(a)	2,656	2,797,547
Citigroup, Inc.:
4.40%, 06/10/25	775	867,849
3.70%, 01/12/26	3,499	3,907,730
4.60%, 03/09/26	535	610,995
4.45%, 09/29/27	1,174	1,340,317
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(a)	183	206,278
(LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/28(a)	3,524	3,929,028
(LIBOR USD 3 Month + 1.19%), 4.07%, 04/23/29(a)	900	1,026,786
(SOFR + 1.42%), 2.98%, 11/05/30(a)	1,192	1,268,538
(SOFR + 3.91%), 4.41%, 03/31/31(a)	2,149	2,549,831
Citizens Financial Group, Inc., 3.25%, 04/30/30	603	651,690
Credicorp Ltd., 2.75%, 06/17/25(b)	200	199,030
Credit Suisse Group Funding Guernsey Ltd.:
3.80%, 09/15/22	872	926,471
3.80%, 06/09/23	1,243	1,338,341
Danske Bank A/S(b):
5.00%, 01/12/22	7,968	8,371,260
(LIBOR USD 3 Month + 1.25%), 3.00%, 09/20/22(a)	1,500	1,523,323

Security	Par (000)	Value

Banks (continued)
5.38%, 01/12/24	USD 4,145	$4,612,649
Discover Bank, 4.65%, 09/13/28	4,900	5,627,601
Fifth Third Bancorp, 3.65%, 01/25/24	470	512,914
Grupo Aval Ltd.:
4.75%, 09/26/22	232	233,585
4.38%, 02/04/30(b)	845	800,637
HSBC Holdings plc(a):
(LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/23	250	258,989
(LIBOR USD 3 Month + 1.35%), 4.29%, 09/12/26	623	693,012
(LIBOR USD 3 Month + 1.55%), 4.04%, 03/13/28	1,726	1,907,643
(LIBOR USD 3 Month + 1.53%), 4.58%, 06/19/29	482	556,865
(LIBOR USD 3 Month + 1.61%), 3.97%, 05/22/30	2,136	2,371,161
ING Groep NV:
4.10%, 10/02/23	4,256	4,663,291
4.63%, 01/06/26(b)	2,024	2,371,390
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.00%, 07/01/26(a)(b)	1,850	1,854,317
JPMorgan Chase & Co.:
2.55%, 03/01/21	2,894	2,930,137
2.40%, 06/07/21	234	237,990
4.35%, 08/15/21	841	877,662
2.97%, 01/15/23	1,150	1,190,788
(LIBOR USD 3 Month + 0.70%), 3.21%, 04/01/23(a)	893	929,753
(LIBOR USD 3 Month + 0.94%), 2.78%, 04/25/23(a)	2,538	2,627,585
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(a)	861	921,710
(LIBOR USD 3 Month + 0.89%), 3.80%, 07/23/24(a)	2,839	3,079,688
3.88%, 09/10/24	997	1,105,446
3.90%, 07/15/25	3,345	3,783,521
(SOFR + 1.16%), 2.30%, 10/15/25(a)	3,113	3,260,802
(SOFR + 1.59%), 2.00%, 03/13/26(a)	8,630	8,931,582
(SOFR + 1.85%), 2.08%, 04/22/26(a)	2,955	3,069,118
(LIBOR USD 3 Month + 1.25%), 3.96%, 01/29/27(a)	17,358	19,771,584
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28(a)	4,050	4,580,276
(LIBOR USD 3 Month + 1.38%), 3.54%, 05/01/28(a)	6,475	7,226,680
(SOFR + 1.89%), 2.18%, 06/01/28(a)	960	993,710
(LIBOR USD 3 Month + 1.12%), 4.01%, 04/23/29(a)	609	702,732
(LIBOR USD 3 Month + 1.33%), 4.45%, 12/05/29(a)	3,672	4,397,609
(LIBOR USD 3 Month + 1.16%), 3.70%, 05/06/30(a)	1,150	1,321,051
(LIBOR USD 3 Month + 1.46%), 4.03%, 07/24/48(a)	2,979	3,615,012
(LIBOR USD 3 Month + 1.38%), 3.96%, 11/15/48(a)	306	374,232
(SOFR + 2.44%), 3.11%, 04/22/51(a)	950	1,022,898
KeyCorp:
4.15%, 10/29/25	139	159,370
4.10%, 04/30/28	498	577,936
2.55%, 10/01/29	397	410,943
Lloyds Banking Group plc:
3.75%, 01/11/27	1,282	1,419,154
4.38%, 03/22/28	1,936	2,246,411

7

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 02/22/22	USD 1,276	$1,322,108
3.46%, 03/02/23	5,433	5,807,902
3.76%, 07/26/23	4,053	4,396,943
Mizuho Financial Group, Inc.:
2.95%, 02/28/22	1,071	1,110,685
(LIBOR USD 3 Month + 0.98%), 2.84%, 07/16/25(a)	542	568,451
(LIBOR USD 3 Month + 1.10%), 2.55%, 09/13/25(a)	2,440	2,542,150
(LIBOR USD 3 Month + 0.83%), 2.23%, 05/25/26(a)	3,201	3,283,023
3.66%, 02/28/27	203	223,996
Royal Bank of Scotland Group plc, (LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/23(a)	457	474,459
Santander UK Group Holdings plc, 2.88%, 08/05/21	2,095	2,140,780
Standard Chartered plc, (LIBOR USD 3 Month + 1.08%), 3.89%, 03/15/24(a)(b)	654	688,998
Sumitomo Mitsui Financial Group, Inc.:
2.70%, 07/16/24	3,948	4,182,393
2.35%, 01/15/25	1,251	1,307,434
Truist Financial Corp., 4.00%, 05/01/25	75	85,183
US Bancorp:
3.10%, 04/27/26	225	249,624
3.00%, 07/30/29	733	796,827
Wells Fargo & Co.:
2.63%, 07/22/22	1,874	1,952,351
3.75%, 01/24/24	5,183	5,663,196
(LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/25(a)	2,301	2,395,337
3.00%, 04/22/26	3,771	4,117,940
(LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/28(a)	1,494	1,658,153
(SOFR + 2.10%), 2.39%, 06/02/28(a)	3,063	3,164,735
4.15%, 01/24/29	341	401,327
(LIBOR USD 3 Month + 1.17%), 2.88%, 10/30/30(a)	2,651	2,836,022
(SOFR + 2.53%), 3.07%, 04/30/41(a)	2,110	2,200,911
Wells Fargo Bank NA(a):
(LIBOR USD 3 Month + 0.49%), 3.33%, 07/23/21	3,180	3,185,178
(LIBOR USD 3 Month + 0.61%), 2.90%, 05/27/22	525	535,377

		273,916,289

Beverages — 0.8%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36	6,423	7,566,769
Anheuser-Busch InBev Worldwide, Inc.:
4.00%, 04/13/28	105	121,181
4.75%, 01/23/29	9,197	11,112,679
3.50%, 06/01/30	4,090	4,598,928
4.38%, 04/15/38	535	607,522
8.20%, 01/15/39	335	528,281
5.45%, 01/23/39	259	327,243
Embotelladora Andina SA, 3.95%, 01/21/50(b)	436	438,398
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50	582	599,437
Keurig Dr Pepper, Inc.:
4.06%, 05/25/23	1,255	1,367,713
3.40%, 11/15/25	1,945	2,166,395
Molson Coors Beverage Co., 5.00%, 05/01/42	481	509,562
PepsiCo, Inc.:
4.45%, 04/14/46	206	275,437
4.00%, 05/02/47	388	488,227

		30,707,772

Security	Par (000)	Value

Biotechnology — 0.8%
AbbVie, Inc.:
2.30%, 11/21/22(b)	USD 735	$760,268
2.60%, 11/21/24(b)	8,209	8,714,770
3.80%, 03/15/25(b)	7,592	8,423,442
3.20%, 05/14/26	609	669,559
4.55%, 03/15/35(b)	235	284,986
4.50%, 05/14/35	2,625	3,162,109
4.63%, 10/01/42(b)	98	119,198
4.70%, 05/14/45	1,210	1,520,977
4.88%, 11/14/48	215	282,347
Amgen, Inc.:
2.45%, 02/21/30	1,811	1,914,839
4.40%, 05/01/45	2,156	2,682,424
4.66%, 06/15/51	8	10,665
Biogen, Inc., 2.25%, 05/01/30	1,161	1,170,476
Gilead Sciences, Inc.:
3.65%, 03/01/26	101	115,612
4.80%, 04/01/44	421	569,340
4.50%, 02/01/45	353	459,016
4.75%, 03/01/46	1,030	1,392,040

		32,252,068

Building Products — 0.3%
Carrier Global Corp.(b):
1.92%, 02/15/23	2,815	2,869,487
2.24%, 02/15/25	6,091	6,227,551
Johnson Controls International plc:
4.63%, 07/02/44(f)	302	341,382
5.13%, 09/14/45	10	12,047
Owens Corning:
3.95%, 08/15/29	245	266,910
3.88%, 06/01/30	864	922,526

		10,639,903

Capital Markets — 2.3%
Bank of New York Mellon Corp. (The), (LIBOR USD 3 Month + 1.07%), 3.44%, 02/07/28(a)	1,555	1,764,032
Charles Schwab Corp. (The), 3.20%, 03/02/27	725	809,349
Credit Suisse AG, 2.95%, 04/09/25	666	723,120
Credit Suisse Group AG, (LIBOR USD 3 Month + 1.20%), 3.00%, 12/14/23(a)(b)	1,682	1,750,685
Deutsche Bank AG:
2.70%, 07/13/20	3,770	3,770,791
2.95%, 08/20/20	265	265,220
E*TRADE Financial Corp., 3.80%, 08/24/27	165	183,002
Goldman Sachs Group, Inc. (The):
2.35%, 11/15/21	2,637	2,653,781
4.00%, 03/03/24	1,364	1,508,033
3.85%, 07/08/24	571	629,572
3.50%, 01/23/25	2,631	2,864,255
3.50%, 04/01/25	4,860	5,329,027
3.75%, 05/22/25	544	602,739
3.75%, 02/25/26	1,451	1,618,299
3.85%, 01/26/27	2,384	2,689,187
(LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/28(a)	4,817	5,396,058
3.80%, 03/15/30	725	822,984
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29	300	319,594
Intercontinental Exchange, Inc.:
3.10%, 09/15/27	28	31,164
3.75%, 09/21/28	1,136	1,327,226
Moody’s Corp.:
2.75%, 12/15/21	5	5,145
4.88%, 02/15/24	316	357,092
3.75%, 03/24/25	1,025	1,161,647

8

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
3.25%, 01/15/28	USD 730	$810,127
Morgan Stanley:
3.75%, 02/25/23	243	262,244
3.70%, 10/23/24	1,946	2,157,894
(SOFR + 1.15%), 2.72%, 07/22/25(a)	275	291,767
4.00%, 07/23/25	3,800	4,308,616
3.88%, 01/27/26	3,981	4,503,326
(SOFR + 1.99%), 2.19%, 04/28/26(a)	10,024	10,437,081
3.13%, 07/27/26	481	530,206
6.25%, 08/09/26	1,468	1,878,729
3.63%, 01/20/27	3,548	4,005,838
(LIBOR USD 3 Month + 1.63%), 4.43%, 01/23/30(a)	2,655	3,163,240
(SOFR + 1.14%), 2.70%, 01/22/31(a)	1,888	1,999,932
(SOFR + 3.12%), 3.62%, 04/01/31(a)	2,900	3,312,884
Nomura Holdings, Inc., 3.10%, 01/16/30	627	653,079
Northern Trust Corp., 3.15%, 05/03/29	628	714,950
State Street Corp., 2.65%, 05/19/26	1,399	1,534,929
UBS Group AG(b):
2.95%, 09/24/20	3,118	3,135,504
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)	2,212	2,291,101
(USD Swap Semi 5 Year + 4.34%), 7.00%(a)(e)	2,615	2,716,331
4.13%, 09/24/25	4,450	5,043,873
4.13%, 04/15/26	1,318	1,499,888
USAA Capital Corp., 2.13%, 05/01/30(b)	1,234	1,270,801

		93,104,342

Chemicals — 0.3%
Dow Chemical Co. (The):
9.00%, 04/01/21	915	956,031
4.55%, 11/30/25	45	51,289
3.63%, 05/15/26	1,832	2,017,332
1.88%, 03/15/40	EUR 2,150	2,226,592
DuPont de Nemours, Inc., 4.49%, 11/15/25	USD 3,222	3,705,957
Equate Petrochemical BV, 4.25%, 11/03/26	202	214,625
LYB International Finance BV, 4.88%, 03/15/44	763	900,320
MEGlobal Canada ULC(b):
5.00%, 05/18/25	700	749,656
5.88%, 05/18/30	410	464,069
SABIC Capital II BV, 4.00%, 10/10/23(b)	523	557,649
Sherwin-Williams Co. (The), 4.00%, 12/15/42	538	575,627

		12,419,147

Commercial Services & Supplies — 0.4%
Ford Foundation (The), Series 2020, 2.42%, 06/01/50	580	594,425
RELX Capital, Inc.:
3.50%, 03/16/23	4,115	4,388,158
4.00%, 03/18/29	2,648	3,075,240
3.00%, 05/22/30	1,123	1,210,369
Republic Services, Inc.:
4.75%, 05/15/23	1,958	2,170,029
2.90%, 07/01/26	824	900,245
3.38%, 11/15/27	312	349,928
3.95%, 05/15/28	3,401	3,971,655
Waste Management, Inc., 3.13%, 03/01/25	145	158,246

		16,818,295

Communications Equipment — 0.2%
Motorola Solutions, Inc.:
4.60%, 05/23/29	3,497	4,035,518
5.50%, 09/01/44	2,055	2,308,070

		6,343,588

Security	Par (000)	Value

Construction Materials — 0.0%
Inversiones CMPC SA, 4.38%, 05/15/23(b)	USD 200	$209,313

Consumer Finance — 0.8%
American Express Co.:
3.70%, 08/03/23	586	637,276
2.50%, 07/30/24	986	1,043,615
4.20%, 11/06/25	1,284	1,492,182
3.13%, 05/20/26	1,380	1,529,476
American Express Credit Corp., Series F, 2.60%, 09/14/20	11	11,028
Capital One Financial Corp.:
3.45%, 04/30/21	397	405,309
3.90%, 01/29/24	2,296	2,496,863
Discover Financial Services, 4.10%, 02/09/27	987	1,078,781
Ford Motor Credit Co. LLC:
3.20%, 01/15/21	694	683,590
3.34%, 03/18/21	656	649,250
General Motors Financial Co., Inc.:
5.20%, 03/20/23	3,105	3,318,364
4.15%, 06/19/23	1,382	1,444,511
5.10%, 01/17/24	2,537	2,711,788
4.00%, 01/15/25	3,127	3,268,831
2.75%, 06/20/25	8,198	8,097,213
5.25%, 03/01/26	384	418,496
Hyundai Capital Services, Inc., 3.00%, 08/29/22(b)	1,650	1,686,609
Synchrony Financial, 4.38%, 03/19/24	619	647,912
Toyota Motor Credit Corp., 3.38%, 04/01/30	1,154	1,329,249

		32,950,343

Containers & Packaging — 0.0%
International Paper Co.:
5.00%, 09/15/35	21	25,609
6.00%, 11/15/41	603	794,835
4.80%, 06/15/44	33	39,359
4.35%, 08/15/48	389	458,985

		1,318,788

Diversified Consumer Services — 0.5%
American University (The), 3.67%, 04/01/49	953	1,048,777
Claremont Mckenna College, Series 2019, 3.38%, 01/01/50	2,120	2,318,069
George Washington University (The):
4.87%, 09/15/45	2,500	3,279,148
Series 2018, 4.13%, 09/15/48	660	806,356
Massachusetts Institute of Technology, 3.96%, 07/01/38	1,866	2,360,261
Northeastern University, Series 2020, 2.89%, 10/01/50	399	404,374
University of Southern California, 3.03%, 10/01/39	6,056	6,596,829
Yale University, Series 2020, 1.48%, 04/15/30	1,259	1,272,543

		18,086,357

Diversified Financial Services — 0.4%
Corevest American Finance Trust, Series 2020- 2, Class A, 3.38%, 05/15/52(b)	2,088	2,222,990
Equitable Holdings, Inc., 3.90%, 04/20/23	210	224,783
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	2,180	2,216,522
MDGH - GMTN BV(b):
2.50%, 11/07/24	1,112	1,145,360
2.88%, 11/07/29	372	389,903
ORIX Corp., 2.90%, 07/18/22	941	974,112
Petronas Capital Ltd.(b):
3.50%, 04/21/30	584	647,152
4.55%, 04/21/50	255	324,077
4.80%, 04/21/60	288	393,918

9

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Shell International Finance BV:
3.88%, 11/13/28	USD 2,373	$2,759,342
2.38%, 11/07/29	3,226	3,404,101
3.63%, 08/21/42	189	206,625
4.38%, 05/11/45	442	543,805

		15,452,690

Diversified Telecommunication Services — 1.4%
AT&T, Inc.:
3.40%, 06/15/22(f)	194	204,073
0.00%, 11/27/22(b)(g)	8,000	7,828,370
3.90%, 03/11/24	3,920	4,327,872
4.45%, 04/01/24	1,964	2,206,599
3.55%, 06/01/24	270	295,420
3.40%, 05/15/25	3,635	3,994,716
3.80%, 02/15/27	4	4,505
4.25%, 03/01/27	187	213,020
4.50%, 05/15/35	3,425	4,064,445
3.15%, 09/04/36	EUR 385	488,832
2.60%, 05/19/38	2,550	3,025,493
6.00%, 08/15/40	USD 994	1,348,421
5.15%, 03/15/42	338	421,893
4.80%, 06/15/44	328	388,431
4.85%, 07/15/45	1,326	1,575,675
4.75%, 05/15/46	795	953,078
Deutsche Telekom International Finance BV, 3.60%, 01/19/27(b)	518	579,802
Verizon Communications, Inc.:
4.13%, 03/16/27	6,915	8,156,420
4.33%, 09/21/28	2,820	3,393,934
4.50%, 08/10/33	996	1,240,668
4.40%, 11/01/34	556	692,286
4.27%, 01/15/36	3,727	4,609,140
2.88%, 01/15/38	EUR 1,000	1,351,146
1.85%, 05/18/40	980	1,125,021
4.13%, 08/15/46	USD 655	818,629
5.01%, 04/15/49	798	1,112,965

		54,420,854

Electric Utilities — 3.1%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(b)	337	314,147
AEP Texas, Inc.:
3.95%, 06/01/28	2,580	2,934,392
Series G, 4.15%, 05/01/49	232	274,192
Series H, 3.45%, 01/15/50	551	593,843
AEP Transmission Co. LLC:
3.75%, 12/01/47	110	126,206
4.25%, 09/15/48	490	607,767
3.80%, 06/15/49	1,080	1,273,259
3.15%, 09/15/49	800	861,257
Series M, 3.65%, 04/01/50	1,823	2,107,701
Alabama Power Co.:
Series 13-A, 3.55%, 12/01/23	190	207,034
6.00%, 03/01/39	80	115,498
3.75%, 03/01/45	1,430	1,622,213
Series A, 4.30%, 07/15/48	1,271	1,565,845
3.45%, 10/01/49	863	941,949
Baltimore Gas & Electric Co.:
3.50%, 08/15/46	1,218	1,361,236
3.75%, 08/15/47	557	644,432
4.25%, 09/15/48	230	286,486
3.20%, 09/15/49	578	615,182
Baltimore Gas and Electric Co., 2.90%, 06/15/50	1,011	1,033,792

Security	Par (000)	Value

Electric Utilities (continued)
CenterPoint Energy Houston Electric LLC, 3.95%, 03/01/48	USD 448	$543,247
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27	400	438,986
Dayton Power & Light Co. (The), 3.95%, 06/15/49	1,358	1,458,842
DTE Electric Co.:
Series A, 4.05%, 05/15/48	1,505	1,848,627
3.95%, 03/01/49	95	115,589
2.95%, 03/01/50	631	654,440
Duke Energy Carolinas LLC:
3.05%, 03/15/23	246	261,712
3.95%, 11/15/28	326	387,616
2.45%, 02/01/30	7,754	8,327,321
3.75%, 06/01/45	110	128,298
3.88%, 03/15/46	942	1,123,379
3.70%, 12/01/47	125	147,233
3.95%, 03/15/48	4	4,926
3.20%, 08/15/49	699	779,238
Duke Energy Florida LLC:
3.80%, 07/15/28	861	1,005,220
2.50%, 12/01/29	5,901	6,378,053
1.75%, 06/15/30	3,152	3,195,066
3.40%, 10/01/46	570	634,462
Duke Energy Ohio, Inc., 3.65%, 02/01/29	3,036	3,508,490
Duke Energy Progress LLC:
3.00%, 09/15/21	395	403,564
3.70%, 09/01/28	2,285	2,654,090
3.45%, 03/15/29	2,901	3,330,126
4.10%, 03/15/43	1,150	1,384,502
4.20%, 08/15/45	596	736,798
Edison International:
2.40%, 09/15/22	38	38,482
3.13%, 11/15/22	8	8,234
3.55%, 11/15/24	564	594,404
Entergy Corp., 2.95%, 09/01/26	20	22,093
Entergy Louisiana LLC:
5.40%, 11/01/24	340	402,796
4.20%, 09/01/48	2,035	2,602,828
Exelon Corp., 5.10%, 06/15/45	36	46,451
FirstEnergy Corp.:
2.65%, 03/01/30	2,261	2,359,971
Series C, 3.40%, 03/01/50	1,017	1,073,868
FirstEnergy Transmission LLC(b):
4.35%, 01/15/25	3,408	3,854,336
5.45%, 07/15/44	267	345,020
4.55%, 04/01/49	2,194	2,665,867
Florida Power & Light Co.:
2.75%, 06/01/23	642	678,071
3.25%, 06/01/24	80	86,689
3.95%, 03/01/48	2,531	3,182,529
3.15%, 10/01/49	2,490	2,830,892
ITC Holdings Corp., 2.70%, 11/15/22	1,194	1,244,738
MidAmerican Energy Co.:
3.10%, 05/01/27	90	101,099
3.65%, 04/15/29	4,502	5,373,048
3.65%, 08/01/48	180	213,204
4.25%, 07/15/49	829	1,069,380
3.15%, 04/15/50	920	1,044,060
Northern States Power Co.:
3.40%, 08/15/42	935	1,059,476
4.00%, 08/15/45	669	812,468
2.90%, 03/01/50	755	819,090
2.60%, 06/01/51	81	82,417

10

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
NSTAR Electric Co.:
3.20%, 05/15/27	USD	282	$316,814
3.25%, 05/15/29		140	158,842
3.95%, 04/01/30		476	574,818
Ohio Power Co.:
Series G, 6.60%, 02/15/33		1,165	1,622,487
4.00%, 06/01/49		946	1,146,859
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28		2,605	3,056,014
5.75%, 03/15/29		100	131,096
2.75%, 05/15/30(b)		308	336,147
3.80%, 09/30/47		565	688,268
3.80%, 06/01/49		260	314,773
3.10%, 09/15/49		749	825,746
Public Service Electric & Gas Co.:
3.00%, 05/15/25		3	3,278
3.65%, 09/01/28		1,440	1,654,550
3.20%, 05/15/29		110	123,986
5.50%, 03/01/40		120	169,834
3.60%, 12/01/47		9	10,450
Southern California Edison Co.:
Series A, 2.90%, 03/01/21		490	498,473
1.85%, 02/01/22		619	619,086
Series E, 3.70%, 08/01/25		2,270	2,507,550
2.25%, 06/01/30		1,972	1,991,125
Series C, 3.60%, 02/01/45		29	30,947
4.00%, 04/01/47		410	467,213
3.65%, 02/01/50		60	65,847
Tampa Electric Co.:
4.30%, 06/15/48		267	337,212
4.45%, 06/15/49		892	1,139,146
3.63%, 06/15/50		230	265,947
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(b)		5,164	5,796,675
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23		1,961	2,062,416
Series A, 3.50%, 03/15/27		1,101	1,248,528
4.00%, 01/15/43		870	1,035,097
4.45%, 02/15/44		415	518,379
Series B, 4.20%, 05/15/45		679	826,222
Series C, 4.00%, 11/15/46		234	277,308
Series B, 3.80%, 09/15/47		208	243,166
4.60%, 12/01/48		110	144,872
3.30%, 12/01/49		216	239,376
Vistra Operations Co. LLC(b):
3.55%, 07/15/24		585	603,764
4.30%, 07/15/29		2,948	3,099,384

			124,699,462

Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc.:
3.70%, 11/15/23		180	191,015
4.38%, 11/15/57		503	578,042
Tyco Electronics Group SA:
3.45%, 08/01/24		215	232,486
3.13%, 08/15/27		464	505,819

			1,507,362

Entertainment — 0.2%
NBCUniversal Media LLC, 5.95%, 04/01/41		861	1,277,856
Walt Disney Co. (The):
1.75%, 08/30/24		4,494	4,657,761
3.35%, 03/24/25		2,359	2,615,041
5.40%, 10/01/43		138	187,384
4.75%, 09/15/44		250	319,953

Security		Par (000)	Value

Entertainment (continued)
4.70%, 03/23/50	USD	685	$883,078

			9,941,073

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.:
3.00%, 06/15/23		56	59,711
5.00%, 02/15/24		416	474,425
3.38%, 05/15/24		815	884,842
2.40%, 03/15/25		4,095	4,323,158
2.75%, 01/15/27		413	443,550
3.95%, 03/15/29		805	916,253
3.80%, 08/15/29		1,471	1,664,841
2.90%, 01/15/30		335	357,558
Boston Properties LP, 3.13%, 09/01/23		1,977	2,091,105
CC Holdings GS V LLC, 3.85%, 04/15/23		463	500,053
Cibanco SA Ibm, 4.96%, 07/18/29(b)		200	193,000
Crown Castle International Corp.:
3.40%, 02/15/21		20	20,314
4.88%, 04/15/22		88	94,009
3.15%, 07/15/23		820	875,068
3.20%, 09/01/24		3,190	3,461,567
1.35%, 07/15/25		3,255	3,278,196
4.45%, 02/15/26		331	379,420
3.70%, 06/15/26		1,283	1,435,590
3.80%, 02/15/28		721	810,401
3.10%, 11/15/29		5,243	5,620,437
3.30%, 07/01/30		821	902,978
4.15%, 07/01/50		321	376,182
Equinix, Inc.:
2.63%, 11/18/24		2,835	3,018,198
1.25%, 07/15/25		3,672	3,671,082
GLP Capital LP:
5.25%, 06/01/25		2,013	2,188,936
4.00%, 01/15/31		1,149	1,140,670
National Retail Properties, Inc., 2.50%, 04/15/30		931	889,135
Prologis Euro Finance LLC, 1.50%, 09/10/49	EUR	800	855,702
Realty Income Corp.:
4.65%, 08/01/23	USD	5	5,521
3.00%, 01/15/27		648	685,947
3.25%, 01/15/31		490	530,134
Service Properties Trust, 4.35%, 10/01/24		990	892,290
Trust Fibra Uno(b):
5.25%, 12/15/24		674	710,860
6.95%, 01/30/44		674	728,341

			44,479,474

Food & Staples Retailing — 0.1%
Alimentation Couche-Tard, Inc., 3.55%, 07/26/27(b)		2,352	2,525,521
Walmart, Inc., 3.70%, 06/26/28		1,154	1,366,516

			3,892,037

Food Products — 0.1%
Campbell Soup Co., 8.88%, 05/01/21		560	591,501
Mondelez International, Inc., 2.75%, 04/13/30		1,155	1,243,285
Sigma Finance Netherlands BV, 4.88%, 03/27/28(b)		667	717,442

			2,552,228

Gas Utilities — 0.1%
Atmos Energy Corp., 3.38%, 09/15/49		823	924,827
Dominion Energy Gas Holdings LLC:
4.80%, 11/01/43		358	421,861
4.60%, 12/15/44		198	223,704
Piedmont Natural Gas Co., Inc., 3.64%, 11/01/46		92	99,765

11

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Gas Utilities (continued)
Promigas SA ESP, 3.75%, 10/16/29	USD	336	$331,065

			2,001,222

Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co., 3.30%, 03/01/23		1,065	1,114,472
Boston Scientific Corp., 3.45%, 03/01/24		2,985	3,233,409
DH Europe Finance II SARL:
1.35%, 09/18/39	EUR	1,105	1,180,481
1.80%, 09/18/49		800	860,080
Medtronic Global Holdings SCA, 1.75%, 07/02/49		800	874,973

			7,263,415

Health Care Providers & Services — 1.7%
Aetna, Inc.:
4.50%, 05/15/42	USD	745	886,209
4.75%, 03/15/44		259	311,679
AHS Hospital Corp., 5.02%, 07/01/45		1,755	2,306,135
Anthem, Inc.:
3.35%, 12/01/24		290	318,420
4.10%, 03/01/28		2,311	2,708,282
Centene Corp., 4.75%, 05/15/22		3,290	3,327,012
CHRISTUS Health, Series C, 4.34%, 07/01/28		3,577	4,040,453
Cigna Corp.:
3.00%, 07/15/23(b)		365	388,004
3.50%, 06/15/24(b)		325	354,994
3.25%, 04/15/25(b)		634	692,042
4.13%, 11/15/25		305	350,606
3.40%, 03/01/27(b)		201	221,411
4.38%, 10/15/28		4,455	5,272,443
4.80%, 07/15/46(b)		18	22,600
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49		61	66,838
CVS Health Corp.:
4.10%, 03/25/25		3,444	3,894,965
3.88%, 07/20/25		12	13,486
3.75%, 04/01/30		4,297	4,950,601
5.13%, 07/20/45		2,669	3,439,004
Express Scripts Holding Co., 2.60%, 11/30/20		275	277,470
HCA, Inc.:
4.75%, 05/01/23		7,265	7,882,581
5.00%, 03/15/24		4,957	5,509,712
5.25%, 04/15/25		1,842	2,112,521
4.13%, 06/15/29		500	551,544
Humana, Inc.:
4.50%, 04/01/25		760	865,288
4.88%, 04/01/30		1,008	1,244,663
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48		107	141,792
Sutter Health, Series 2018, 3.70%, 08/15/28		148	165,578
UnitedHealth Group, Inc.:
3.75%, 07/15/25		5,120	5,833,351
3.70%, 12/15/25		2,211	2,534,061
1.25%, 01/15/26		2,455	2,500,227
3.10%, 03/15/26		399	445,277
3.38%, 04/15/27		710	809,264
2.95%, 10/15/27		2,331	2,600,506
5.80%, 03/15/36		9	12,725
2.75%, 05/15/40		1,102	1,179,729
4.63%, 11/15/41		102	133,811
4.20%, 01/15/47		1,419	1,800,062
4.45%, 12/15/48		2	2,619

			70,167,965

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.:
3.63%, 05/01/43		527	578,268

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
4.88%, 12/09/45	USD	950	$1,215,696
4.45%, 09/01/48		667	824,054
3.63%, 09/01/49		2,274	2,495,112
Starbucks Corp., 2.55%, 11/15/30		2,101	2,203,839

			7,316,969

Household Durables — 0.2%
DR Horton, Inc., 2.60%, 10/15/25		1,722	1,809,998
Lennar Corp., 4.13%, 01/15/22		3,020	3,057,750
PulteGroup, Inc., 5.50%, 03/01/26		1,880	2,050,328

			6,918,076

Household Products — 0.0%
Clorox Co. (The), 3.10%, 10/01/27		905	990,168
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(b)		407	412,088

			1,402,256

Independent Power and Renewable Electricity Producers — 0.0%
Colbun SA, 3.15%, 03/06/30(b)		200	200,938

Industrial Conglomerates — 0.2%
3M Co.:
2.38%, 08/26/29		485	524,165
3.05%, 04/15/30		653	739,277
General Electric Co.:
6.15%, 08/07/37		1,420	1,654,981
5.88%, 01/14/38		537	606,106
4.25%, 05/01/40		617	613,963
Honeywell International, Inc., 0.75%, 03/10/32	EUR	1,730	1,900,622

			6,039,114

Insurance — 0.4%
Aon Corp., 3.75%, 05/02/29	USD	5,740	6,572,113
Aon plc, 4.75%, 05/15/45		285	356,602
Hartford Financial Services Group, Inc. (The), 4.30%, 04/15/43		360	414,130
Marsh & McLennan Cos., Inc.:
3.50%, 12/29/20		728	738,844
4.05%, 10/15/23		565	619,987
3.88%, 03/15/24		1,473	1,629,448
3.50%, 06/03/24		1,044	1,144,099
3.50%, 03/10/25		415	459,231
1.35%, 09/21/26	EUR	1,005	1,178,451
1.98%, 03/21/30		694	855,909
2.25%, 11/15/30	USD	1,126	1,168,508
MetLife, Inc., 4.72%, 12/15/44(f)		400	503,731
Principal Financial Group, Inc., 3.70%, 05/15/29		206	234,374
Travelers Cos., Inc. (The), 6.25%, 06/15/37		15	22,256
Trinity Acquisition plc, 4.40%, 03/15/26		175	199,357
Willis North America, Inc., 3.60%, 05/15/24		486	525,992

			16,623,032

Interactive Media & Services — 0.1%
Baidu, Inc.:
4.38%, 05/14/24		755	822,218
3.08%, 04/07/25		325	340,136
Tencent Holdings Ltd., 3.24%, 06/03/50(b)		875	883,129

			2,045,483

Internet & Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 .		1,170	1,272,480
Amazon.com, Inc., 3.88%, 08/22/37		1,760	2,179,243
Booking Holdings, Inc., 4.10%, 04/13/25		5,344	5,997,993
Expedia Group, Inc.:
5.00%, 02/15/26		214	220,257
3.80%, 02/15/28		939	899,401
3.25%, 02/15/30		2,149	2,003,609

			12,572,983

12

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services — 1.3%
DXC Technology Co.:
4.00%, 04/15/23	USD	1,510	$1,584,774
4.13%, 04/15/25		300	319,880
Fidelity National Information Services, Inc.:
1.00%, 12/03/28	EUR	2,550	2,830,174
2.95%, 05/21/39		780	1,002,253
Fiserv, Inc.:
4.75%, 06/15/21	USD	751	780,842
3.20%, 07/01/26		6,102	6,753,754
3.50%, 07/01/29		4,542	5,105,757
2.65%, 06/01/30		833	882,622
Global Payments, Inc.:
3.80%, 04/01/21		830	845,036
3.75%, 06/01/23		552	594,596
4.00%, 06/01/23		76	82,389
4.80%, 04/01/26		1,143	1,337,769
2.90%, 05/15/30		511	536,220
International Business Machines Corp.:
3.30%, 05/15/26		4,346	4,883,477
1.70%, 05/15/27		1,585	1,618,756
1.95%, 05/15/30		7,871	8,050,803
2.85%, 05/15/40		2,134	2,222,124
Mastercard, Inc.:
2.95%, 06/01/29		1,200	1,349,122
3.35%, 03/26/30		2,801	3,237,942
PayPal Holdings, Inc.:
2.40%, 10/01/24		917	973,268
1.65%, 06/01/25		815	842,503
2.65%, 10/01/26		515	559,667
Visa, Inc.:
1.90%, 04/15/27		3,886	4,061,726
2.70%, 04/15/40		556	594,938

			51,050,392

Leisure Products — 0.1%
Hasbro, Inc.:
2.60%, 11/19/22		3,267	3,381,125
3.90%, 11/19/29		225	234,304

			3,615,429

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.:
3.88%, 07/15/23		1,372	1,482,332
3.05%, 09/22/26		2,061	2,258,175
2.75%, 09/15/29		873	948,862
Thermo Fisher Scientific, Inc.:
4.50%, 03/25/30		995	1,233,239
1.88%, 10/01/49	EUR	1,600	1,714,242

			7,636,850

Machinery — 0.1%
Otis Worldwide Corp.(b):
2.06%, 04/05/25	USD	932	977,753
2.29%, 04/05/27		250	261,071
Parker-Hannifin Corp.:
2.70%, 06/14/24		1,544	1,643,607
3.25%, 06/14/29		796	879,515

			3,761,946

Media — 1.5%
Charter Communications Operating LLC:
6.38%, 10/23/35		2,309	3,051,281
6.48%, 10/23/45		5,452	7,208,890
5.38%, 05/01/47		1,034	1,221,069
4.80%, 03/01/50		1,711	1,893,772
Comcast Corp.:
4.15%, 10/15/28		2,061	2,470,680

Security		Par (000)	Value

Media (continued)
2.65%, 02/01/30	USD	5,123	$5,571,560
3.40%, 04/01/30		8,968	10,241,503
1.95%, 01/15/31		4,601	4,653,227
4.40%, 08/15/35		457	565,896
1.25%, 02/20/40	EUR	1,000	1,084,953
4.60%, 08/15/45	USD	1,290	1,658,380
3.40%, 07/15/46		639	709,886
4.70%, 10/15/48		1,314	1,767,227
4.95%, 10/15/58		4	5,689
Cox Communications, Inc.(b):
3.25%, 12/15/22		675	711,335
3.15%, 08/15/24		8,395	9,032,735
3.35%, 09/15/26		129	142,650
Discovery Communications LLC:
3.80%, 03/13/24		320	342,939
5.00%, 09/20/37		900	1,065,220
4.95%, 05/15/42		894	1,017,282
5.20%, 09/20/47		958	1,114,556
Omnicom Group, Inc., 3.65%, 11/01/24		195	214,597
Sky Ltd., 3.75%, 09/16/24(b)		1,153	1,283,888
TCI Communications, Inc., 7.88%, 02/15/26		291	397,124
Time Warner Cable LLC:
6.55%, 05/01/37		320	420,973
5.50%, 09/01/41		360	434,217
ViacomCBS, Inc.:
6.88%, 04/30/36		689	933,727
4.38%, 03/15/43		1,075	1,124,132
5.85%, 09/01/43		305	358,902

			60,698,290

Metals & Mining — 0.1%
Anglo American Capital plc, 4.75%, 04/10/27(b)		620	690,069
Industrias Penoles SAB de CV, 4.15%, 09/12/29(b)		505	525,989
Minera Mexico SA de CV, 4.50%, 01/26/50(b) .		418	415,518
Newmont Corp., 2.25%, 10/01/30		836	847,255
Novolipetsk Steel Via Steel Funding DAC, 4.70%, 05/30/26(b)		238	260,684
Nucor Corp.:
2.00%, 06/01/25		111	114,948
3.95%, 05/01/28		289	331,734
Steel Dynamics, Inc., 2.80%, 12/15/24		845	879,403
Teck Resources Ltd.:
6.13%, 10/01/35		301	341,634
6.00%, 08/15/40		2	2,118
Votorantim SA, 6.75%, 04/05/21(b)		296	304,303

			4,713,655

Multiline Retail — 0.0%
Dollar General Corp., 4.13%, 04/03/50		200	239,323

Multi-Utilities — 0.2%
Ameren Illinois Co.:
3.80%, 05/15/28		1,414	1,631,749
3.70%, 12/01/47		11	12,715
3.25%, 03/15/50		1,389	1,533,426
Consumers Energy Co.:
3.38%, 08/15/23		14	15,066
3.80%, 11/15/28		81	96,190
3.25%, 08/15/46		639	713,124
4.05%, 05/15/48		625	786,123
3.75%, 02/15/50		1,096	1,336,647
3.10%, 08/15/50		1,342	1,493,165
3.50%, 08/01/51		1,412	1,673,609

			9,291,814

13

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels — 3.1%
Boardwalk Pipelines LP, 4.80%, 05/03/29	USD	419	$446,181
BP Capital Markets America, Inc.:
3.79%, 02/06/24		1,163	1,270,064
3.22%, 04/14/24		597	642,668
3.80%, 09/21/25		724	817,578
3.41%, 02/11/26		485	536,399
3.12%, 05/04/26		777	849,251
3.54%, 04/06/27		932	1,032,104
BP Capital Markets plc, 3.81%, 02/10/24		432	474,649
Cameron LNG LLC(b):
3.30%, 01/15/35		4,240	4,674,750
3.40%, 01/15/38		717	770,173
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		2,820	3,208,424
5.88%, 03/31/25		3,704	4,151,339
5.13%, 06/30/27		4,200	4,615,259
Chevron Corp., 2.50%, 03/03/22		20	20,694
Colonial Enterprises, Inc., 3.25%, 05/15/30(b)		575	626,584
Concho Resources, Inc., 3.75%, 10/01/27		390	415,471
Diamondback Energy, Inc., 3.50%, 12/01/29		2,596	2,514,408
Enbridge Energy Partners LP, 7.38%, 10/15/45		125	179,101
Energen Corp., 4.63%, 09/01/21		950	957,023
Energy Transfer Operating LP:
3.60%, 02/01/23		310	320,704
4.25%, 03/15/23		875	924,339
4.20%, 09/15/23		305	324,063
4.90%, 02/01/24		190	205,270
4.50%, 04/15/24		325	352,335
2.90%, 05/15/25		5,575	5,695,611
4.75%, 01/15/26		227	246,445
6.50%, 02/01/42		1,531	1,658,435
Energy Transfer Partners LP:
5.88%, 03/01/22		2,590	2,732,900
5.00%, 10/01/22		2,600	2,767,915
Enterprise Products Operating LLC:
3.90%, 02/15/24		1,045	1,145,035
3.13%, 07/31/29		63	67,435
Series D, 6.88%, 03/01/33		192	254,000
Series H, 6.65%, 10/15/34		35	47,305
4.45%, 02/15/43		1,586	1,757,059
4.85%, 03/15/44		605	700,872
4.25%, 02/15/48		275	303,296
EOG Resources, Inc.:
4.15%, 01/15/26		1,095	1,260,337
3.90%, 04/01/35		75	87,478
Exxon Mobil Corp., 1.41%, 06/26/39	EUR	2,120	2,353,103
Kinder Morgan Energy Partners LP:
6.50%, 02/01/37	USD	558	698,922
6.38%, 03/01/41		724	889,699
5.00%, 08/15/42		60	67,386
5.00%, 03/01/43		50	55,570
Kinder Morgan, Inc., 5.30%, 12/01/34		390	453,702
Marathon Petroleum Corp.:
4.75%, 12/15/23		800	877,899
5.85%, 12/15/45		345	362,405
4.50%, 04/01/48		210	214,433
MPLX LP:
3.38%, 03/15/23		440	458,844
4.88%, 12/01/24		3,650	4,053,927
NGPL PipeCo LLC(b):
4.38%, 08/15/22		3,673	3,788,272
4.88%, 08/15/27		3,479	3,823,145
7.77%, 12/15/37		837	1,021,556
Northwest Pipeline LLC, 4.00%, 04/01/27		3,865	4,231,903
Occidental Petroleum Corp., 0.00%, 10/10/36(g)		7,180	3,015,600

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27(b)	USD	200	$204,625
Sabine Pass Liquefaction LLC:
5.63%, 04/15/23(f)		2,044	2,235,458
5.75%, 05/15/24		2,707	3,048,488
5.63%, 03/01/25		9,462	10,814,394
5.88%, 06/30/26		1,550	1,821,250
5.00%, 03/15/27		753	842,526
4.20%, 03/15/28		4,077	4,376,481
Santos Finance Ltd., 5.25%, 03/13/29		600	640,375
Sinopec Group Overseas Development 2018 Ltd., 2.15%, 05/13/25(b)		545	560,571
Suncor Energy, Inc.:
6.80%, 05/15/38		371	479,166
6.50%, 06/15/38		412	519,828
Sunoco Logistics Partners Operations LP:
4.25%, 04/01/24		2,580	2,760,524
5.95%, 12/01/25		685	779,630
Texas Eastern Transmission LP(b):
3.50%, 01/15/28		2,049	2,180,408
4.15%, 01/15/48		910	991,158
Total Capital International SA:
2.22%, 07/12/21		643	653,689
2.88%, 02/17/22		202	209,669
3.70%, 01/15/24		3,477	3,836,501
TransCanada PipeLines Ltd.:
4.63%, 03/01/34		887	1,019,534
5.85%, 03/15/36		213	278,861
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26		1,895	2,466,636
4.00%, 03/15/28		3,422	3,831,093
4.60%, 03/15/48		560	636,792
3.95%, 05/15/50(b)		1,197	1,275,411
Williams Cos., Inc. (The):
4.30%, 03/04/24		1,024	1,113,270
3.50%, 11/15/30		844	884,883
Series A, 7.50%, 01/15/31		495	633,881

			124,514,422

Paper & Forest Products — 0.2%
Georgia-Pacific LLC:
5.40%, 11/01/20(b)		1,945	1,975,983
3.73%, 07/15/23(b)		2,088	2,256,168
1.75%, 09/30/25(b)		238	245,528
7.38%, 12/01/25		1,203	1,537,411
2.10%, 04/30/27(b)		844	876,482
7.75%, 11/15/29		300	447,786
2.30%, 04/30/30(b)		2	2,083
8.88%, 05/15/31		165	264,292

			7,605,733

Pharmaceuticals — 0.7%
Bayer US Finance II LLC(b):
2.85%, 04/15/25		1,500	1,586,961
4.38%, 12/15/28		1,899	2,219,288
Bristol-Myers Squibb Co.:
3.20%, 06/15/26(b)		1,058	1,187,259
6.80%, 11/15/26		339	451,168
3.40%, 07/26/29(b)		720	838,804
4.55%, 02/20/48(b)		452	613,556
Eli Lilly & Co., 1.70%, 11/01/49	EUR	800	932,940
GlaxoSmithKline Capital plc, 3.38%, 06/01/29	USD	560	643,970
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28		1,247	1,468,118
Merck & Co., Inc.:
3.40%, 03/07/29		2,177	2,511,907
1.45%, 06/24/30		999	997,856

14

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
3.70%, 02/10/45	USD	670	$800,170
2.45%, 06/24/50		289	290,474
Pfizer, Inc.:
3.45%, 03/15/29		1,133	1,323,901
2.63%, 04/01/30		1,147	1,263,558
1.70%, 05/28/30		421	427,959
Shire Acquisitions Investments Ireland DAC:
2.88%, 09/23/23		562	595,620
3.20%, 09/23/26		2,266	2,514,318
Takeda Pharmaceutical Co. Ltd.:
5.00%, 11/26/28		2,696	3,339,926
2.00%, 07/09/40	EUR	2,215	2,471,132
Wyeth LLC, 5.95%, 04/01/37	USD	1,133	1,654,137

			28,133,022

Professional Services — 0.0%
Equifax, Inc., 2.60%, 12/01/24		986	1,042,781

Real Estate Management & Development — 0.0%
Celulosa Arauco y Constitucion SA, 4.25%, 04/30/29(b)		200	206,000
MAF Global Securities Ltd., 4.75%, 05/07/24		232	243,890

			449,890

Road & Rail — 0.8%
Burlington Northern Santa Fe LLC:
5.75%, 05/01/40		1,117	1,575,763
5.05%, 03/01/41		275	363,454
4.95%, 09/15/41		27	35,312
CSX Corp.:
4.25%, 03/15/29		2,228	2,647,695
6.00%, 10/01/36		182	248,158
6.15%, 05/01/37		11	15,238
4.30%, 03/01/48		1,913	2,387,087
4.25%, 11/01/66		696	843,497
4.65%, 03/01/68		87	113,422
Norfolk Southern Corp.:
3.25%, 12/01/21		56	57,668
3.65%, 08/01/25		1,005	1,134,494
2.90%, 06/15/26		1,355	1,497,087
2.55%, 11/01/29		101	107,371
4.45%, 06/15/45		23	28,659
3.40%, 11/01/49		842	917,132
4.05%, 08/15/52		808	966,192
Penske Truck Leasing Co. LP(b):
4.25%, 01/17/23		1,550	1,648,758
2.70%, 03/14/23		2,070	2,118,550
3.90%, 02/01/24		561	598,439
2.70%, 11/01/24		710	730,463
3.95%, 03/10/25		1,670	1,810,179
4.00%, 07/15/25		1,365	1,492,979
Ryder System, Inc.:
2.50%, 09/01/22		310	319,173
3.65%, 03/18/24		510	544,838
2.50%, 09/01/24		1,270	1,309,914
4.63%, 06/01/25		2,535	2,826,179
Union Pacific Corp.:
3.25%, 08/15/25		1,509	1,668,451
2.75%, 03/01/26		1,097	1,193,671
2.15%, 02/05/27		374	396,138
3.38%, 02/01/35		495	557,082
3.84%, 03/20/60		1,348	1,557,791
3.75%, 02/05/70		554	617,105
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		1,334	1,468,121

			33,796,060

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment — 1.9%
Analog Devices, Inc.:
2.95%, 04/01/25	USD	839	$908,910
3.90%, 12/15/25		439	499,751
Applied Materials, Inc.:
1.75%, 06/01/30		676	690,890
5.10%, 10/01/35		145	202,079
2.75%, 06/01/50		1,495	1,526,841
Broadcom Corp., 3.88%, 01/15/27		10,512	11,359,437
Broadcom, Inc.(b):
2.25%, 11/15/23		1,891	1,953,804
4.70%, 04/15/25		5,950	6,704,308
4.25%, 04/15/26		3,030	3,372,103
4.11%, 09/15/28		1,875	2,042,856
Intel Corp.:
4.10%, 05/19/46		579	722,611
3.73%, 12/08/47		370	439,007
4.75%, 03/25/50		1,730	2,438,885
KLA Corp.:
4.10%, 03/15/29		3,716	4,385,391
5.00%, 03/15/49		718	936,813
3.30%, 03/01/50		2,295	2,370,470
Lam Research Corp.:
3.75%, 03/15/26		5,527	6,318,139
1.90%, 06/15/30		556	568,315
4.88%, 03/15/49		833	1,155,086
2.88%, 06/15/50		549	565,577
NVIDIA Corp.:
3.20%, 09/16/26		3,298	3,735,709
2.85%, 04/01/30		1,073	1,193,700
3.50%, 04/01/50		3,369	3,849,268
NXP BV(b):
4.13%, 06/01/21		5,291	5,448,856
4.63%, 06/15/22		5,472	5,829,383
4.63%, 06/01/23		2,405	2,637,740
3.15%, 05/01/27		2	2,120
5.55%, 12/01/28		604	733,837
4.30%, 06/18/29		1,025	1,163,018
QUALCOMM, Inc.:
4.80%, 05/20/45		373	487,731
4.30%, 05/20/47		1,928	2,404,835
Texas Instruments, Inc., 1.75%, 05/04/30		563	571,336

			77,218,806

Software — 0.7%
Autodesk, Inc., 3.50%, 06/15/27		4,684	5,284,108
Microsoft Corp.:
3.50%, 02/12/35		2,838	3,461,612
2.53%, 06/01/50		3,135	3,269,828
Oracle Corp.:
2.50%, 04/01/25		1,520	1,627,954
3.90%, 05/15/35		3,169	3,822,462
3.80%, 11/15/37		1,220	1,407,736
3.60%, 04/01/40		2,455	2,786,647
5.38%, 07/15/40		326	447,198
4.00%, 11/15/47		417	486,500
3.60%, 04/01/50		6,047	6,729,583

			29,323,628

Specialty Retail — 0.2%
Home Depot, Inc. (The):
2.95%, 06/15/29		2,682	3,016,156
2.70%, 04/15/30		603	662,152
Lowe’s Cos., Inc.:
4.00%, 04/15/25		3,995	4,552,630
3.70%, 04/15/46		191	212,896

15

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Specialty Retail (continued)
4.55%, 04/05/49	USD	486	$611,629

			9,055,463

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.:
3.20%, 05/13/25		1,681	1,874,583
3.85%, 05/04/43		998	1,235,418
3.45%, 02/09/45		1,427	1,665,424
3.85%, 08/04/46		560	698,113
4.25%, 02/09/47		179	236,187
3.75%, 09/12/47		928	1,113,115
Dell International LLC(b):
6.02%, 06/15/26		695	796,800
4.90%, 10/01/26		805	888,239
8.10%, 07/15/36		1,267	1,670,840
Hewlett Packard Enterprise Co.:
3.60%, 10/15/20(f)		15	15,094
4.40%, 10/15/22(f)		6,992	7,485,151
4.45%, 10/02/23		1,500	1,636,588
4.65%, 10/01/24		4,873	5,471,913
HP, Inc., 6.00%, 09/15/41		290	340,012
Seagate HDD Cayman, 4.09%, 06/01/29(b)		729	764,182

			25,891,659

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., 2.75%, 03/27/27		3,432	3,780,563

Thrifts & Mortgage Finance — 0.1%
BPCE SA(b):
3.00%, 05/22/22		606	626,588
2.70%, 10/01/29		3,023	3,226,740

			3,853,328

Tobacco — 0.7%
Altria Group, Inc.:
4.00%, 01/31/24		740	814,799
3.80%, 02/14/24		1,139	1,245,359
4.40%, 02/14/26		3,427	3,946,029
4.80%, 02/14/29		2,085	2,434,320
3.13%, 06/15/31	EUR	1,950	2,383,486
5.80%, 02/14/39	USD	1,721	2,128,304
BAT Capital Corp.:
3.22%, 08/15/24		2,764	2,960,205
3.22%, 09/06/26		1,075	1,152,542
4.70%, 04/02/27		1,600	1,828,701
4.54%, 08/15/47		1,152	1,250,821
5.28%, 04/02/50		569	688,737
Philip Morris International, Inc., 1.45%, 08/01/39	EUR	2,600	2,716,307
Reynolds American, Inc.:
4.45%, 06/12/25	USD	3,245	3,656,279
5.85%, 08/15/45		1,694	2,082,190

			29,288,079

Trading Companies & Distributors — 0.1%
BOC Aviation Ltd., 3.25%, 04/29/25(b)		669	683,565
United Rentals North America, Inc., 3.88%, 11/15/27		1,880	1,875,300

			2,558,865

Transportation Infrastructure — 0.0%
DP World Crescent Ltd., 3.91%, 05/31/23		441	458,089

Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 2.88%, 05/07/30		1,316	1,389,104
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(b)		305	324,158
Sprint Spectrum Co. LLC, 3.36%, 09/20/21(b)(f)		1,278	1,293,376

Security	Par (000)		Value

Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.(b):
3.50%, 04/15/25	USD	3,840	$4,179,417
3.75%, 04/15/27		3,364	3,727,884
3.88%, 04/15/30		2,124	2,363,927
2.55%, 02/15/31		3,240	3,251,405
Vodafone Group plc:
4.13%, 05/30/25		1,009	1,143,957
5.00%, 05/30/38		214	268,959
4.38%, 02/19/43		1,304	1,517,623
5.25%, 05/30/48		2,059	2,688,932

			22,148,742

Total Corporate Bonds — 39.8% (Cost: $1,520,100,252)			1,600,754,765

Foreign Agency Obligations — 0.2%

Chile — 0.0%
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30(b)		255	274,316

Colombia — 0.1%
Ecopetrol SA:
5.38%, 06/26/26		2,553	2,683,969
6.88%, 04/29/30		503	576,564
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30(b)		355	374,525

			3,635,058

Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia III, 2.80%, 06/23/30(b)		1,960	1,955,100

Mexico — 0.1%
Petroleos Mexicanos:
(LIBOR USD 3 Month + 3.65%), 3.96%, 03/11/22(a)		527	508,028
4.25%, 01/15/25		766	695,911
4.50%, 01/23/26		1,580	1,378,550
5.95%, 01/28/31(b)		64	52,582

			2,635,071

Morocco — 0.0%
OCP SA, 4.50%, 10/22/25		270	280,800

Total Foreign Agency Obligations — 0.2% (Cost: $8,307,487)			8,780,345

Foreign Government Obligations — 2.3%

Chile — 0.0%
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31(b)		200	217,500

China — 0.1%
People’s Republic of China, 3.29%, 05/23/29	CNY	36,590	5,290,911

Colombia — 0.3%
Republic of Colombia:
6.25%, 11/26/25	COP	2,831,100	812,920
3.88%, 04/25/27	USD	4,080	4,323,525
4.50%, 03/15/29		2,500	2,735,938
3.13%, 04/15/31		734	728,862
7.25%, 10/18/34	COP	7,906,400	2,173,671
5.20%, 05/15/49	USD	1,580	1,850,180
4.13%, 05/15/51		733	737,581
			13,362,677

16

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hungary — 0.1%
Hungary Government Bond, 5.38%, 03/25/24	USD	2,860	$3,246,100

Indonesia — 0.4%
Republic of Indonesia:
6.50%, 06/15/25	IDR	25,661,000	1,791,869
7.00%, 05/15/27		20,463,000	1,434,630
4.10%, 04/24/28	USD	3,006	3,333,842
2.85%, 02/14/30		1,500	1,528,125
7.00%, 09/15/30	IDR	9,058,000	622,361
6.63%, 05/15/33		5,775,000	369,503
7.50%, 06/15/35		32,645,000	2,262,126
8.38%, 04/15/39		45,653,000	3,355,663

			14,698,119

Mexico — 0.3%
United Mexican States:
4.15%, 03/28/27	USD	6,531	7,007,763
4.75%, 04/27/32		2,498	2,751,547
4.50%, 01/31/50		3,100	3,196,100

			12,955,410

Panama — 0.2%
Republic of Panama, 3.88%, 03/17/28		5,319	5,977,226

Peru — 0.1%
Republic of Peru, 4.13%, 08/25/27		2,903	3,333,007

Philippines — 0.2%
Republic of Philippines, 3.00%, 02/01/28		6,085	6,562,794

Qatar — 0.0%
State of Qatar, 3.75%, 04/16/30(b)		1,381	1,575,635

Russia — 0.3%
Russian Federation:
8.15%, 02/03/27	RUB	127,758	2,068,345
6.00%, 10/06/27		72,675	1,050,756
6.90%, 05/23/29		298,375	4,537,120
8.50%, 09/17/31		260,069	4,416,020

			12,072,241

Saudi Arabia — 0.2%
Kingdom of Saudi Arabia:
2.90%, 10/22/25(b)	USD	5,417	5,742,020
3.25%, 10/22/30		2,305	2,473,841

			8,215,861

United Arab Emirates — 0.0%
United Arab Emirates Government Bond, 2.50%, 04/16/25(b)		1,725	1,791,844

Uruguay — 0.1%
Oriental Republic of Uruguay:
4.38%, 10/27/27		2,689	3,077,592
5.10%, 06/18/50		680	876,775

			3,954,367

Total Foreign Government Obligations — 2.3% (Cost: $90,022,754)			93,253,692

	Shares

Investment Companies — 1.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF*		299,200	40,242,400

Total Investment Companies — 1.0% (Cost: $39,880,368)			40,242,400

Security	Par (000)		Value

Municipal Bonds — 3.8%

American Municipal Power, Inc.:
Series 2010B, RB, 7.83%, 02/15/41	USD	350	$566,650
Series 2010B, RB, 8.08%, 02/15/50		570	1,036,579
Bay Area Toll Authority:
Series 2010S-1, RB, 6.92%, 04/01/40		1,090	1,737,068
Series 2010S-1, RB, 7.04%, 04/01/50		2,185	3,931,339
California State University, Series 2020B, RB, 2.98%, 11/01/51		2,135	2,260,196
Central Puget Sound Regional Transit Authority, Series 2015S-1, RB, 5.00%, 11/01/50		420	479,758
City of Atlanta, Series 2015, RB, 5.00%, 11/01/40		200	235,840
City of San Antonio Electric & Gas Systems:
Series 2010A, RB, 5.72%, 02/01/41		715	1,028,677
Series 2010A, RB, 5.81%, 02/01/41		815	1,215,532
City of Seattle:
Series 2019A, RB, 5.00%, 04/01/46		1,355	1,713,669
Series 2019A, RB, 5.00%, 04/01/47		1,935	2,444,853
Series 2019A, RB, 5.00%, 04/01/48		1,170	1,477,827
Colorado Health Facilities Authority, Series 2019A-2, RB, 5.00%, 08/01/44		1,330	1,561,580
Commonwealth Financing Authority, Series 2019A, RB, 3.81%, 06/01/41		2,400	2,786,256
Commonwealth of Massachusetts:
Series 2009E, GO, 5.46%, 12/01/39		95	137,126
Series 2017F, GO, 5.00%, 11/01/40		1,350	1,661,553
Series 2017F, GO, 5.00%, 11/01/46		2,575	3,128,265
Series 2019H, GO, 2.90%, 09/01/49		425	456,862
County of Miami-Dade:
Series 2019E, RB, 2.45%, 10/01/29		2,500	2,401,050
Series 2019E, RB, 2.53%, 10/01/30		1,215	1,171,600
District of Columbia, Series 2016A, GO, 5.00%, 06/01/41		675	815,555
Dutchess County Local Development Corp., Series 2016B, RB, 5.00%, 07/01/46		805	876,621
Great Lakes Water Authority Sewage Disposal System, Series 2020A, RB, 3.06%, 07/01/39		485	516,292
Health & Educational Facilities Authority, Series 2020A, RB, 3.23%, 05/15/50		280	328,020
JobsOhio Beverage System, Series 2020A, RB, 2.83%, 01/01/38		1,230	1,260,246
Long Island Power Authority, Series 2017, RB, 5.00%, 09/01/47		1,145	1,358,439
Los Angeles Community College District, Series 2010E, GO, 6.60%, 08/01/42		980	1,627,751
Los Angeles Department of Water, Series 2009C, RB, 6.01%, 07/01/39		750	1,030,357
Los Angeles Unified School District, Series 2010I, GO, 6.76%, 07/01/34		1,870	2,759,970
Louisiana Public Facilities Authority, Series 2018E, RB, 5.00%, 07/01/48		290	341,423
Maryland Health & Higher Educational Facilities Authority, Series 2015, RB, 5.00%, 08/15/27		280	325,497
Massachusetts Development Finance Agency, Series 2018J-2, RB, 5.00%, 07/01/43		210	244,423
Massachusetts Housing Finance Agency:
Series 2014B, RB, 4.50%, 12/01/39		215	226,257
Series 2014B, RB, 4.60%, 12/01/44		220	236,797
Series 2015A, RB, 4.50%, 12/01/48		275	293,442
Massachusetts School Building Authority, Series 2019B, RB, 2.87%, 10/15/31		1,450	1,529,127
Metropolitan Atlanta Rapid Transit Authority, Series 2015A, RB, 5.00%, 07/01/41		580	684,742
Metropolitan Transportation Authority: Series 2010A, RB, 6.67%, 11/15/39		200	259,738

17

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Municipal Bonds (continued)
Series 2010E, RB, 6.81%, 11/15/40	USD	610	$806,310
Michigan Finance Authority, Series 2016, RB, 5.00%, 11/15/28		290	348,995
Michigan State Housing Development Authority:
Series 2018B, RB, 3.55%, 10/01/33		250	275,193
Series 2018A, RB, 4.00%, 10/01/43		240	263,717
Series 2018A, RB, 4.05%, 10/01/48		110	120,910
Series 2018A, RB, 4.15%, 10/01/53		560	606,228
Michigan State University, Series 2019A, RB, 4.50%, 08/15/48		1,705	1,903,257
Municipal Electric Authority of Georgia:
Series 2010A, RB, 6.64%, 04/01/57		515	748,553
Series 2010A, RB, 6.66%, 04/01/57		389	581,096
New Jersey Transportation Trust Fund Authority:
Series 2010C, RB, 5.75%, 12/15/28		360	417,042
Series 2019B, RB, 4.08%, 06/15/39		2,500	2,373,825
New Jersey Turnpike Authority, Series 2009F, RB, 7.41%, 01/01/40		496	842,793
New York City Housing Development Corp.:
Series 2018C-1-A, RB, 3.70%, 11/01/38		260	276,617
Series 2018C-1-B, RB, 3.85%, 11/01/43		780	831,371
Series 2014C-1-A, RB, 4.20%, 11/01/44		3,490	3,654,205
Series 2018C-1-A, RB, 4.00%, 11/01/53		830	878,148
New York City Transitional Finance Authority Future Tax Secured:
Series 2018, Sub-Series C-4, RB, 3.55%, 05/01/25		1,205	1,348,395
Series 2014A, Sub-Series A-2, RB, 3.75%, 11/01/25		895	978,521
Series 2018, Sub-Series C-5, RB, 3.90%, 05/01/31		3,000	3,427,770
New York City Water & Sewer System:
Series 2010GG, RB, 5.72%, 06/15/42		1,720	2,679,175
Series 2020AA, RB, 5.38%, 06/15/43(h)		2,725	2,788,220
Series 2020AA, RB, 5.38%, 06/15/43		1,395	1,423,486
Series 2011AA, RB, 5.44%, 06/15/43		775	1,198,065
Series 2011EE, RB, 5.50%, 06/15/43(h)		3,525	3,608,824
Series 2011CC, RB, 5.88%, 06/15/44		330	530,511
New York State Dormitory Authority:
Series 2010H, RB, 5.39%, 03/15/40		320	445,504
Series 2020F, RB, 3.19%, 02/15/43		875	989,397
Series 2019B, RB, 3.14%, 07/01/43		660	663,650
New York State Urban Development Corp., Series 2019B, RB, 3.90%, 03/15/33		2,485	2,807,777
New York Transportation Development Corp., Series 2018, RB, 5.00%, 01/01/30		1,365	1,455,172
Permanent University Fund - University of Texas System, Series 2017A, RB, 3.38%, 07/01/47		1,285	1,581,321
Port Authority of New York & New Jersey:
Series 2014-181, RB, 4.96%, 08/01/46		1,665	2,258,139
Series 2012-174, RB, 4.46%, 10/01/62		920	1,222,993
Port of Seattle, Series 2018A, RB, 5.00%, 05/01/43		220	252,857
Rutgers The State University of New Jersey:
Series 2010H, RB, 5.67%, 05/01/40		1,770	2,419,413
Series 2019R, RB, 3.27%, 05/01/43		510	525,428
Salt River Project Agricultural Improvement & Power District, Series 2015A, RB, 5.00%, 12/01/45		400	470,032
San Francisco City & County Airport Comm- San Francisco International Airport, Series 2019F, RB, 5.00%, 05/01/50		580	706,347

Security	Par (000)		Value

Municipal Bonds (continued)
San Jose Redevelopment Agency Successor Agency, Series 2017A-T, 3.18%, 08/01/26	USD	445	$490,924
South Carolina Public Service Authority, Series 2016D, RB, 2.39%, 12/01/23		590	604,272
State of California:
Series 2019, GO, 2.65%, 04/01/26		3,750	4,075,988
Series 2009, GO, 7.50%, 04/01/34		940	1,526,663
Series 2018, GO, 4.60%, 04/01/38		4,920	5,753,940
Series 2009, GO, 7.55%, 04/01/39		1,105	1,959,231
Series 2009, GO, 7.30%, 10/01/39		420	696,851
State of Connecticut:
Series 2020A, GO, 2.55%, 07/01/28		225	236,804
Series 2008A, GO, 5.85%, 03/15/32		3,005	4,081,001
State of Delaware, Series 2019, GO, 5.00%, 02/01/24		2,320	2,706,674
State of Illinois, Series 2003, GO, 5.10%, 06/01/33		3,525	3,576,994
State of Oregon, Series 2003, GO, 5.89%, 06/01/27		1,795	2,269,329
State of Texas, Series 2009A, GO, 5.52%, 04/01/39		4,485	6,645,380
State of Washington, Series 2018C, GO, 5.00%, 02/01/39		1,935	2,423,336
State of Wisconsin:
Series 2020A, RB, 2.20%, 05/01/27		2,000	2,076,700
Series 2016A, RB, 2.48%, 05/01/27		2,000	2,113,700
Texas Transportation Commission, Series 2020, GO, 5.00%, 04/01/32(i)		910	1,230,056
Triborough Bridge & Tunnel Authority, Series 2017A, RB, 5.00%, 11/15/47		2,135	2,516,503
University of California:
Series 2019BD, RB, 3.35%, 07/01/29		3,465	3,971,687
Series 2009R, RB, 5.77%, 05/15/43		4,260	6,395,325
Series 2012AD, RB, 4.86%, 05/15/2112		334	468,131
Utah Transit Authority, Series 2009B, RB, 5.94%, 06/15/39		1,455	2,072,502
Virginia Small Business Financing Authority, Series 2017, RB, 5.00%, 12/31/52		590	649,519

Total Municipal Bonds — 3.8% (Cost: $142,430,164)			153,397,744

Non-Agency Mortgage-Backed Securities — 3.3%

Collateralized Mortgage Obligations — 0.7%
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3, 3.30%, 07/26/49(b)(d)		1,708	1,716,172
Angel Oak Mortgage Trust LLC(b)(d):
Series 2020-3, Class A3, 2.87%, 04/25/65		2,500	2,499,995
Series 2020-3, Class M1, 3.81%, 04/25/65		880	879,985
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 0.72%, 02/25/35(d)		291	265,285
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/65(b)(d)		1,000	1,001,650
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3, 2.86%, 05/25/65(b)		2,000	2,003,912
JPMorgan Mortgage Trust, Series 2017-3, Class 1A6, 3.00%, 08/25/47(b)(d)		2,279	2,308,868
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 0.51%, 04/16/36(b)(d)		6,300	5,444,406
MortgageIT Trust, Series 2004-1, Class A1, 0.96%, 11/25/34(d)		428	422,475
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25%, 12/25/57(b)(d)		439	469,178
Residential Mortgage Loan Trust(b)(d):
Series 2020-2, Class A2, 2.51%, 05/25/60		1,500	1,499,969

18

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2020-2, Class M1, 3.57%, 05/25/60.	USD 1,680	$1,679,993
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL1, Class A, 3.36%, 04/25/31(b)	212	210,195
Verus Securitization Trust(b)(d):
Series 2020-INV1, Class A2, 3.04%, 04/25/60	902	906,369
Series 2020-INV1, Class A3, 3.89%, 04/25/60	1,000	1,002,730
Vista Point Securitization Trust, Series 2020-1, Class A1, 1.76%, 03/25/65(b)(d)	3,513	3,512,951

		25,824,133

Commercial Mortgage-Backed Securities — 2.3%
1211 Avenue of the Americas Trust, Series 2015-1211, Class D, 4.28%, 08/10/35(b)(d)	1,401	1,445,168
280 Park Avenue Mortgage Trust, Series 2017-280P, Class D, 1.72%, 09/15/34(b)(d)	640	617,894
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29(b)	500	500,874
AOA Mortgage Trust, Series 2015-1177, Class C, 3.11%, 12/13/29(b)(d)	1,550	1,553,726
Ashford Hospitality Trust, Series 2018-ASHF, Class D, 2.28%, 04/15/35(b)(d)	174	151,766
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, 2.13%, 12/15/36(b)(d)	4,050	3,334,405
BAMLL Commercial Mortgage Securities Trust(b) (d):
Series 2017-SCH, Class CL, 1.68%, 11/15/32	1,450	1,234,530
Series 2017-SCH, Class DL, 2.18%, 11/15/32	1,490	1,210,938
Series 2018-DSNY, Class D, 1.88%, 09/15/34	830	734,048
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A, 1.03%, 01/15/33(b)(d)	50	47,296
BANK:
Series 2017-BNK9, Class A4, 3.54%, 11/15/54	920	1,035,206
Series 2019-BN19, Class C, 4.17%, 08/15/61(d)	187	167,328
Series 2019-BN21, Class A5, 2.85%, 10/17/52	251	274,640
BBCMS Mortgage Trust:
Series 2018-TALL, Class A, 0.91%, 03/15/37(b)(d)	232	220,567
Series 2018-TALL, Class D, 1.63%, 03/15/37(b)(d)	600	545,353
Series 2019-BWAY, Class D, 2.34%, 11/25/34(b)(d)	510	480,710
Series 2020-C6, Class A4, 2.64%, 02/15/53	1,050	1,127,370
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)	1,119	1,171,127
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36(b)(d)	260	206,431
Bear Stearns Commercial Mortgage Securities Trust(d):
Series 2005-PWR7, Class B, 5.21%, 02/11/41	87	86,392
Series 2007-T26, Class AM, 5.51%, 01/12/45	176	162,401
Benchmark Mortgage Trust:
Series 2018-B3, Class D, 3.21%, 04/10/51(b)(d)	130	85,518
Series 2018-B5, Class A3, 3.94%, 07/15/51	1,110	1,287,381

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-B10, Class 3CCA, 4.03%, 03/15/62(b)(d)	USD	823	$826,546
Series 2020-B16, Class B, 3.18%, 02/15/53(d)		81	79,500
Series 2020-B16, Class C, 3.66%, 02/15/53(d)		126	113,498
Series 2020-B16, Class D, 2.50%, 02/15/53(b)		413	283,293
BWAY Mortgage Trust(b):
Series 2013-1515, Class A2, 3.45%, 03/10/33		710	760,577
Series 2013-1515, Class C, 3.45%, 03/10/33		2,810	2,834,617
Series 2013-1515, Class E, 3.72%, 03/10/33		100	98,310
BX Trust(b):
Series 2019-OC11, Class A, 3.20%, 12/09/41		110	114,593
Series 2019-OC11, Class D, 4.08%, 12/09/41(d)		1,982	1,830,946
BXP Trust(b)(d):
Series 2017-CC, Class D, 3.67%, 08/13/37		210	198,936
Series 2017-GM, Class D, 3.54%, 06/13/39		140	144,977
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1.93%, 12/15/37(b)(d)		1,385	1,335,947
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,259	1,288,589
Series 2017-CD3, Class A4, 3.63%, 02/10/50		280	311,882
Series 2017-CD4, Class A4, 3.51%, 05/10/50(d)		10	11,123
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 01/10/48		110	122,684
Series 2018-TAN, Class C, 5.29%, 02/15/33(b)		840	801,582
CGDBB Commercial Mortgage Trust(b)(d):
Series 2017-BIOC, Class A, 0.97%, 07/15/32		822	816,055
Series 2017-BIOC, Class D, 1.78%, 07/15/32		1,316	1,296,947
CHC Commercial Mortgage Trust, Series 2019- CHC, Class B, 1.68%, 06/15/34(b)(d)		1,605	1,484,550
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class C, 3.63%, 05/10/35(b)(d)		245	245,503
Series 2014-GC19, Class C, 5.26%, 03/10/47(d)		120	114,938
Series 2015-GC27, Class B, 3.77%, 02/10/48		240	246,752
Series 2016-C1, Class D, 5.12%, 05/10/49(b)(d)		110	77,857
Series 2016-P3, Class C, 5.05%, 04/15/49(d)		501	462,888
Series 2016-P3, Class D, 2.80%, 04/15/49(b)(d)		29	15,851
Series 2017-C4, Class A4, 3.47%, 10/12/50		290	322,578
Series 2018-C6, Class A4, 4.41%, 11/10/51		460	546,906
Series 2019-C7, Class A4, 3.10%, 12/15/72		260	289,723
Commercial Mortgage Trust:
Series 2013-GAM, Class E, 3.53%, 02/10/28(b)(d)		490	466,333
Series 2014-CR14, Class A4, 4.24%, 02/10/47(d)		600	651,267
Series 2014-CR15, Class C, 4.89%, 02/10/47(d)		70	71,842
Series 2014-CR18, Class A4, 3.55%, 07/15/47		129	138,277

19

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-CR19, Class A5, 3.80%, 08/10/47	USD	440	$479,144
Series 2014-CR21, Class A3, 3.53%, 12/10/47		305	328,359
Series 2014-LC15, Class A4, 4.01%, 04/10/47		320	347,231
Series 2014-UBS4, Class C, 4.80%, 08/10/47(d)		291	272,485
Series 2015-CR24, Class A5, 3.70%, 08/10/48		300	330,980
Series 2015-CR25, Class A4, 3.76%, 08/10/48		854	936,779
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		115	85,055
Series 2015-LC23, Class A4, 3.77%, 10/10/48		200	221,366
Series 2016-667M, Class D, 3.28%, 10/10/36(b)(d)		440	412,903
Series 2017-COR2, Class A3, 3.51%, 09/10/50		270	299,156
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)		1,829	1,317,422
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 06/15/57		270	291,856
Series 2016-C5, Class B, 4.46%, 11/15/48(d)		510	529,022
Series 2018-CX12, Class A4, 4.22%, 08/15/51(d)		90	104,402
Series 2019-C15, Class A4, 4.05%, 03/15/52		870	1,002,628
Series 2019-C16, Class A3, 3.33%, 06/15/52		390	432,805
Series 2019-C16, Class C, 4.24%, 06/15/52(d)		800	678,688
Series 2019-C17, Class C, 3.93%, 09/15/52		672	675,899
Series 2019-C17, Class D, 2.50%, 09/15/52(b)		522	346,780
Series 2020-C19, Class A3, 2.56%, 03/15/53		2,320	2,458,816
CSMC Trust(b):
Series 2017-PFHP, Class A, 1.13%, 12/15/30(d)		530	500,922
Series 2017-TIME, Class A, 3.65%, 11/13/39		230	221,677
DBGS Mortgage Trust, Series 2018-5BP, Class B, 1.01%, 06/15/33(b)(d)		610	581,551
DBJPM Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49		240	260,755
DBUBS Mortgage Trust(b):
Series 2011-LC1A, Class E, 5.88%, 11/10/46(d)		1,310	1,310,086
Series 2017-BRBK, Class A, 3.45%, 10/10/34		1,080	1,158,134
Series 2017-BRBK, Class D, 3.65%, 10/10/34(c)(d)		360	343,105
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 09/10/35(b)(d) .		350	378,699
GPMT Ltd., Series 2018-FL1, Class A, 1.09%, 11/21/35(b)(d)		184	181,537
GS Mortgage Securities Corp. II(b):
Series 2005-ROCK, Class A, 5.37%, 05/03/32		800	909,162
Series 2012-TMSQ, Class D, 3.57%, 12/10/30(d)		250	215,401
GS Mortgage Securities Corp. Trust(b):
Series 2016-RENT, Class C, 4.20%, 02/10/29(d)		395	391,462
Series 2017-500K, Class D, 1.55%, 07/15/32(d)		360	351,888
Series 2017-GPTX, Class A, 2.86%, 05/10/34		570	561,360

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-BOCA, Class A, 1.38%, 06/15/38(d)	USD 317	$302,714
Series 2019-SOHO, Class A, 1.08%, 06/15/36(d)	760	741,047
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class C, 4.45%, 11/10/45(b)(d)	280	278,593
Series 2014-GC20, Class B, 4.53%, 04/10/47(d)	400	414,048
Series 2015-GC28, Class B, 3.98%, 02/10/48	150	152,726
Series 2015-GC32, Class C, 4.57%, 07/10/48(d)	320	291,905
Series 2015-GS1, Class A3, 3.73%, 11/10/48	150	165,879
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)	150	108,636
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)	50	34,213
Series 2019-GSA1, Class C, 3.93%, 11/10/52(d)	110	98,000
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(b)	1,890	1,815,440
Hudson Yards Mortgage Trust, Series 2016- 10HY, Class A, 2.84%, 08/10/38(b)	660	701,235
IMT Trust(b):
Series 2017-APTS, Class AFX, 3.48%, 06/15/34	440	465,715
Series 2017-APTS, Class DFX, 3.61%, 06/15/34(d)	730	674,474
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class D, 4.77%, 07/05/31(b)(d)	323	330,028
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47	450	487,908
Series 2014-C26, Class A4, 3.49%, 01/15/48	753	814,212
Series 2015-C33, Class D1, 4.27%, 12/15/48(b)(d)	553	415,348
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class D, 4.78%, 03/15/50(b)(c)(d)	520	360,308
Series 2017-JP6, Class A5, 3.49%, 07/15/50	270	300,575
Series 2017-JP7, Class B, 4.05%, 09/15/50	90	90,948
Series 2019-COR5, Class A3, 3.12%, 06/13/52	390	427,782
Series 2019-COR5, Class C, 3.75%, 06/13/52	219	175,323
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.21%, 06/15/51	200	234,339
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class A, 4.13%, 07/05/31(b)	642	680,177
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class A4FL, 1.49%, 06/15/45(b)(d)	104	103,507
Series 2014-C20, Class A5, 3.80%, 07/15/47	480	518,250
Series 2015-JP1, Class A5, 3.91%, 01/15/49	50	55,771
Series 2015-JP1, Class C, 4.89%, 01/15/49(d)	730	670,794
Series 2015-JP1, Class D, 4.39%, 01/15/49(d)	770	579,683
Series 2015-JP1, Class E, 4.39%, 01/15/49(b)(d)	299	203,133
Series 2015-UES, Class C, 3.74%, 09/05/32(b)(d)	710	704,597

20

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-NINE, Class A, 2.95%, 09/06/38(b)(d)	USD 193	$203,010
LCCM Mortgage Trust, Series 2014-909, Class A, 3.39%, 05/15/31(b)	470	471,253
MAD Mortgage Trust, Series 2017-330M, Class D, 4.11%, 08/15/34(b)(d)	300	300,365
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47	1,120	1,206,107
Series 2015-C23, Class A4, 3.72%, 07/15/50	248	271,112
Series 2015-C23, Class D, 4.29%, 07/15/50(b)(d)	216	164,773
Series 2015-C25, Class C, 4.68%, 10/15/48(d)	320	292,405
Series 2015-C26, Class A5, 3.53%, 10/15/48	74	80,871
Series 2015-C26, Class D, 3.06%, 10/15/48(b)(c)	313	232,496
Series 2016-C31, Class A5, 3.10%, 11/15/49	460	490,272
Series 2017-C33, Class C, 4.56%, 05/15/50(d)	585	612,278
Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A, 2.20%, 09/13/31(b)	200	199,211
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.21%, 06/11/42(d)	315	315,237
Series 2014-150E, Class D, 4.44%, 09/09/32(b)(d)	642	639,984
Series 2014-CPT, Class E, 3.56%, 07/13/29(b)(d)	350	357,067
Series 2017-H1, Class C, 4.28%, 06/15/50(d)	121	109,433
Series 2017-H1, Class D, 2.55%, 06/15/50(b)	2,440	1,583,680
Series 2017-HR2, Class D, 2.73%, 12/15/50(c)	1,360	1,089,224
Series 2018-H3, Class A5, 4.18%, 07/15/51	37	43,309
Series 2018-H3, Class C, 5.01%, 07/15/51(d)	220	220,665
Series 2018-H3, Class D, 3.00%, 07/15/51(b)	510	334,789
Series 2018-L1, Class A3, 4.14%, 10/15/51	120	140,180
Series 2019-AGLN, Class D, 1.93%, 03/15/34(b)(d)	1,700	1,463,890
Series 2019-H6, Class A4, 3.42%, 06/15/52	420	473,104
Series 2019-H7, Class A4, 3.26%, 07/15/52	520	581,129
Series 2019-L2, Class A4, 4.07%, 03/15/52	347	407,519
Series 2020-L4, Class A3, 2.70%, 02/15/53	870	940,213
Series 2020-L4, Class D, 2.50%, 02/15/53(b)	875	542,265
Natixis Commercial Mortgage Securities Trust(b) (d):
Series 2018-FL1, Class A, 1.13%, 06/15/35	177	168,374
Series 2019-LVL, Class D, 4.44%, 08/15/38	310	283,786
Prima Capital CRE Securitization Ltd., Series 2015-4A, Class C, 4.00%, 08/24/49(b)(c)	370	378,732
Scorpio European Loan Conduit No. 34 DAC, Series 34A, Class C, 2.38%, 05/17/29(b)(d) .	GBP 260	300,019
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class D, 3.59%, 09/15/39(b)(d)	USD 460	446,731
VNDO Mortgage Trust, Series 2013-PENN, Class D, 4.08%, 12/13/29(b)(d)	150	147,315
VNDO Trust, Series 2016-350P, Class D, 4.03%, 01/10/35(b)(d)	710	739,910
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class A5, 3.41%, 12/15/47	130	135,617
Series 2015-C27, Class C, 3.89%, 02/15/48	425	377,512
Series 2015-C28, Class A4, 3.54%, 05/15/48	220	239,614
Series 2015-C31, Class A4, 3.70%, 11/15/48	250	271,104

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-NXS1, Class A5, 3.15%, 05/15/48	USD 89	$95,281
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(d)	890	961,932
Series 2015-NXS4, Class A4, 3.72%, 12/15/48	150	165,981
Series 2015-P2, Class A4, 3.81%, 12/15/48	510	568,317
Series 2016-C32, 1.60%, 01/15/59(d)	720	720,713
Series 2016-NXS5, Class B, 5.10%, 01/15/59(d)	200	224,566
Series 2016-NXS5, Class D, 5.14%, 01/15/59(d)	2,717	1,976,352
Series 2017-C39, Class D, 4.50%, 09/15/50(b)(d)	120	84,353
Series 2017-C41, Class C, 4.66%, 11/15/50(d)	200	189,336
Series 2017-HSDB, Class A, 1.03%, 12/13/31(b)(d)	397	376,064
Series 2018-1745, Class A, 3.87%, 06/15/36(b)(d)	210	231,629
Series 2018-C44, Class D, 3.00%, 05/15/51(b)	83	51,670
Series 2018-C45, Class C, 4.73%, 06/15/51	130	118,559
Series 2018-C47, Class A4, 4.44%, 09/15/61	630	748,746
Series 2019-C52, Class C, 3.56%, 08/15/52	380	376,833
Series 2020-SDAL, Class D, 2.27%, 02/15/37(b)(d)	720	592,481
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A5, 3.68%, 08/15/47	485	523,426

		93,662,553

Interest Only Commercial Mortgage-Backed Securities — 0.3%(d)
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.27%, 06/05/37(b)	11,000	130,848
Banc of America Commercial Mortgage Trust:
Series 2017-BNK3, Class XB, 0.78%, 02/15/50	4,185	154,678
Series 2017-BNK3, Class XD, 1.44%, 02/15/50(b)	2,000	140,340
BANK:
Series 2019-BN20, Class XA, 0.96%, 09/15/62	2,472	154,674
Series 2019-BN20, Class XB, 0.46%, 09/15/62	8,371	238,545
Barclays Commercial Mortgage Trust, Series 2019-C3, Class XA, 1.51%, 05/15/52	2,195	166,785
BBCMS Mortgage Trust, Series 2020-C7, Class XA, 1.63%, 04/15/53	1,818	205,133
BBCMS Trust, Series 2015-SRCH, Class XA, 1.12%, 08/10/35(b)	7,280	382,200
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36(b)	65,905	1,624,545
Benchmark Mortgage Trust:
Series 2019-B13, Class XA, 1.27%, 08/15/57	12,357	916,259
Series 2019-B9, Class XA, 1.21%, 03/15/52	4,941	346,364
Series 2020-B17, Class XB, 0.65%, 03/15/53(c)	1,560	65,052
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XB, 0.89%, 05/10/58	2,030	79,962
Commercial Mortgage Trust:
Series 2013-CR6, Class XA, 1.16%, 03/10/46	14,878	288,148
Series 2015-3BP, Class XA, 0.17%, 02/10/35(b)	40,878	177,819

21

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2018-COR3, Class XD, 1.75%, 05/10/51(b)	USD 770	$82,848
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class XB, 0.22%, 11/15/50	3,170	46,084
Series 2019-C16, Class XA, 1.73%, 06/15/52	9,077	940,954
Series 2019-C17, Class XA, 1.51%, 09/15/52	8,604	787,695
Series 2019-C17, Class XB, 0.70%, 09/15/52	4,040	170,050
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.43%, 04/10/37(b)	5,975	150,630
DBJPM Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50	3,040	167,504
GS Mortgage Securities Trust, Series 2019- GSA1, Class XA, 0.96%, 11/10/52	3,086	186,313
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, 0.99%, 09/15/47	951	27,072
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)	1,800	70,760
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.65%, 04/15/46	4,040	56,278
Series 2016-JP3, Class XC, 0.75%, 08/15/49(b)	4,330	166,993
Morgan Stanley Capital I Trust:
Series 2017-H1, Class XD, 2.36%, 06/15/50(b)	3,030	370,296
Series 2019-H6, Class XB, 0.87%, 06/15/52	5,210	277,106
Series 2019-L2, Class XA, 1.19%, 03/15/52	2,051	144,385
Olympic Tower Mortgage Trust, Series 2017- OT, Class XA, 0.51%, 05/10/39(b)	10,700	264,290
One Market Plaza Trust(b):
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32	17,050	41,091
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(c)	3,410	34
UBS Commercial Mortgage Trust:
Series 2019-C17, Class XA, 1.64%, 10/15/52	6,833	687,726
Series 2019-C18, Class XA, 1.18%, 12/15/52	7,320	498,417
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.40%, 08/15/49(b)	1,180	75,508
Series 2019-C50, Class XA, 1.59%, 05/15/52	4,747	431,625

		10,715,011

Total Non-Agency Mortgage-Backed Securities — 3.3% (Cost: $134,693,925)		130,201,697

	Beneficial Interest (000)

Other Interests — 0.0%(j)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.(c)(k)(l)	16,030	2

Total Other Interests — 0.0%		2

Security	Par (000)	Value
Capital Trusts — 0.3%
Capital Markets — 0.2%(e)(m)
Bank of New York Mellon Corp. (The), Series F, 4.62%	USD 1,874	$1,844,766
State Street Corp.:
Series F, 5.25%	1,110	1,059,550
Series H, 5.63%	3,780	3,657,150

		6,561,466

Entertainment — 0.1%
NBCUniversal Enterprise, Inc., 5.25%(b)(e)	5,050	5,062,625

Total Capital Trusts — 0.3% (Cost: $11,934,681)		11,624,091

U.S. Government Sponsored Agency Securities — 38.6%

Agency Obligations — 0.1%
Federal National Mortgage Association, 6.63%, 11/15/30	1,500	2,324,732

Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.:
Series 1591, Class PK, 6.35%, 10/15/23	181	193,477
Series 2996, Class MK, 5.50%, 06/15/35	6	6,758
Federal National Mortgage Association:
Series 2005-29, Class WB, 4.75%, 04/25/35	72	76,818
Series 2005-62, Class CQ, 4.75%, 07/25/35	25	25,212

		302,265

Commercial Mortgage-Backed Securities — 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes(d):
Series KL4F, Class A2AS, 3.68%, 10/25/25	382	436,380
Series KW06, Class A2, 3.80%, 06/25/28	240	282,390
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series 2017-K64, Class B, 4.12%, 05/25/50(b)(c)(d)	664	725,839
Series 2018-K80, Class B, (LIBOR USD 1 Month + 0.00%), 4.37%, 08/25/50(a)(b)	340	375,229
Series 2018-SB52, Class A10F, 3.48%, 06/25/28(d)	544	581,558
Series 2018-SB53, Class A10F, 3.66%, 06/25/28(d)	323	356,088
Series 2019-K103, Class B, 3.57%, 12/25/51(b)(d)	201	214,141
Federal National Mortgage Association ACES Variable Rate Notes, Series 2006-M2, Class A2A, 5.27%, 10/25/32(d)	2,967	3,348,856
Government National Mortgage Association:
Series 2015-97, Class VA, 2.25%, 12/16/38	234	241,744
Series 2016-158, Class VA, 2.00%, 03/16/35	150	152,388

		6,714,613

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Government National Mortgage Association Variable Rate Notes:
Series 2012-23, 0.32%, 06/16/53(d)	789	9,279
Series 2013-30, 0.77%, 09/16/53(d)	2,695	89,971
Series 2013-63, 0.80%, 09/16/51(d)	3,928	164,900
Series 2013-78, 0.74%, 10/16/54(d)	2,842	98,595
Series 2013-191, 0.72%, 11/16/53(d)	804	21,539
Series 2015-22, 0.64%, 03/16/55(d)	1,992	69,489
Series 2015-37, 0.72%, 10/16/56(d)	487	22,488
Series 2015-48, 0.66%, 02/16/50(d)	1,339	49,971
Series 2016-26, 0.90%, 02/16/58(d)	7,264	388,944
Series 2016-67, 1.06%, 07/16/57(d)	785	47,954

22

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2016-92, 0.90%, 04/16/58(d)	USD 1,543	$87,668
Series 2016-96, 0.98%, 12/16/57(d)	3,740	213,986
Series 2016-110, 0.99%, 05/16/58(d)	3,972	246,539
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.15%, 02/16/58(a)	1,626	123,033
Series 2016-128, 0.95%, 09/16/56(d)	3,064	200,905
Series 2016-152, 0.87%, 08/15/58(d)	2,636	161,923
Series 2016-162, 0.97%, 09/16/58(d)	5,209	363,182
Series 2016-165, 0.96%, 12/16/57(d)	1,541	97,393

		2,457,759

Mortgage-Backed Securities — 38.2%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31	6,381	6,778,372
3.00%, 09/01/27 - 12/01/46	15,374	16,564,105
3.50%, 11/01/41 - 01/01/48	13,070	14,312,467
4.00%, 08/01/40 - 02/01/47	4,879	5,366,043
4.50%, 02/01/39 - 04/01/49	30,458	33,876,737
5.00%, 07/01/35 - 11/01/41	3,402	3,899,052
5.50%, 05/01/36 - 06/01/41	2,296	2,631,576
6.00%, 06/01/29 - 12/01/32	5	5,383
8.00%, 11/01/22	—(n)	165
Federal National Mortgage Association:
4.00%, 01/01/41	218	235,439
7.00%, 06/01/32	12	13,649
Government National Mortgage Association:
2.50%, 07/15/50(o)	16,160	17,010,925
3.00%, 12/20/44 - 12/20/46	27,037	28,773,620
3.00%, 04/20/45(p)	26,548	28,257,623
3.00%, 07/15/50(o)	45,470	48,174,580
3.50%, 01/15/42 - 04/20/48	54,487	58,236,309
3.50%, 07/15/50 - 08/15/50(o)	75,664	79,835,147
4.00%, 04/20/39 - 05/20/50	24,762	26,629,150
4.00%, 07/15/50(o)	27,325	28,969,303
4.50%, 12/20/39 - 04/20/50	28,964	31,285,061
4.50%, 07/15/50(o)	2,282	2,437,283
5.00%, 12/15/38 - 07/20/41	4,608	5,210,818
5.00%, 07/15/50(o)	23	24,980
5.50%, 03/15/32 - 11/15/33	4	5,043
5.50%, 07/15/50(o)	4,400	4,780,261
6.00%, 12/15/36	45	50,463
7.50%, 11/15/29	—(n)	354
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32	3,647	3,792,099
2.00%, 09/25/35 - 08/25/50(o)	23,912	24,489,609
2.50%, 09/01/27 - 02/01/33	17,127	18,185,417
2.50%, 07/25/35 - 08/25/50(o)	326,936	340,618,965
3.00%, 04/01/28 - 05/01/50	79,834	86,288,344
3.00%, 07/25/35 - 08/25/50(o)	158,159	166,414,440
3.50%, 08/01/27 - 04/01/50	85,212	92,812,011
3.50%, 07/25/35(o)	2,218	2,330,045
4.00%, 08/01/33 - 03/01/50	52,594	57,987,495
4.00%, 07/25/50(o)	79,455	84,199,022
4.50%, 02/01/25 - 05/01/49	88,077	98,188,772
4.50%, 07/25/50(o)	76,620	82,324,598
5.00%, 11/01/32 - 06/01/45	4,424	5,042,727
5.00%, 07/25/50(o)	13,305	14,539,870
5.50%, 10/01/21 - 04/01/41	5,254	6,008,756
6.00%, 01/01/21 - 06/01/41	7,517	8,750,319
6.50%, 05/01/40	1,583	1,824,391

		1,537,160,788

Total U.S. Government Sponsored Agency Securities — 38.6% (Cost: $1,518,134,353)		1,548,960,157

Security	Par (000)	Value

U.S. Treasury Obligations — 11.2%
U.S. Treasury Bonds:
4.25%, 05/15/39	USD 1,764	$2,725,449
4.50%, 08/15/39	1,764	2,809,514
4.38%, 11/15/39	1,764	2,773,752
3.13%, 02/15/43	6,784	9,198,150
2.88%, 05/15/43 - 11/15/46	13,320	17,554,254
3.63%, 08/15/43	6,784	9,908,880
3.75%, 11/15/43	6,784	10,096,235
3.00%, 02/15/48	6,536	8,947,427
2.25%, 08/15/49	9,235	11,106,170
U.S. Treasury Inflation Linked Notes:
0.50%, 04/15/24	15,549	16,341,610
0.13%, 10/15/24 - 04/15/25	57,579	60,308,734
0.25%, 01/15/25	4,799	5,048,295
U.S. Treasury Notes:
2.00%, 07/31/20 - 02/15/25	42,438	43,779,288
2.50%, 12/31/20	19,591	19,814,460
1.13%, 07/31/21	29,384	29,687,022
1.75%, 07/31/21 - 07/31/24	65,913	68,461,737
1.50%, 01/31/22 - 08/15/26	45,058	46,842,592
2.13%, 12/31/22 - 05/15/25	40,484	43,401,608
2.75%, 05/31/23	13,062	14,037,568
2.25%, 08/15/27	13,062	14,670,769
2.88%, 08/15/28	3,916	4,637,707
3.13%, 11/15/28	3,916	4,734,536
1.63%, 08/15/29	3,925	4,282,696

Total U.S. Treasury Obligations — 11.2% (Cost: $417,620,717)		451,168,453

Total Long-Term Investments — 106.9% (Cost: $4,146,811,888)		4,296,867,639

	Shares

Short-Term Securities — 14.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.11%(q)*	581,405,813	581,405,813

Total Short-Term Securities — 14.5% (Cost: $581,405,813)		581,405,813

Total Options Purchased — 0.0% (Cost: $230,455)		143,695

Total Investments Before TBA Sale Commitments — 121.4% (Cost: $4,728,448,156)		4,878,417,147

	Par (000)

TBA Sale Commitments — (7.3)%(o)

Mortgage-Backed Securities — (7.3)%
Government National Mortgage Association:
3.00%, 07/15/50	6,633	(7,027,612)
3.50%, 07/15/50	42,267	(44,600,430)
4.50%, 07/15/50	7,831	(8,535,243)
Uniform Mortgage-Backed Securities:
3.00%, 07/25/35 - 07/25/50	42,746	(45,014,527)
3.50%, 07/25/35 - 08/25/50	18,171	(19,107,342)
4.00%, 07/25/35 - 07/25/50	9,038	(9,572,606)
4.50%, 07/25/35	1,985	(2,088,170)
2.50%, 08/25/35 - 08/25/50	128,488	(133,962,639)
2.00%, 07/25/50	9,555	(9,778,199)
5.50%, 07/25/50	5,112	(5,624,883)

23

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
6.00%, 07/25/50	USD 6,269	$(6,978,286)

Total TBA Sale Commitments — (7.3)% (Proceeds: $291,617,144)		(292,289,937)

Security	Par (000)	Value

Total Investments Net of TBA Sale Commitments — 114.1% (Cost: $4,436,831,012)		$4,586,127,210

Liabilities in Excess of Other Assets — (14.1)%		(568,057,161)

Net Assets — 100.0%		$4,018,070,049

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Perpetual security with no stated maturity date.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Zero-coupon bond.
(h)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	When-issued security.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Non-income producing security.
(m)	Variable rate security. Rate shown is the rate in effect as of period end.
(n)	Amount is less than 500.
(o)	Represents or includes a TBA transaction.
(p)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments. (q) Annualized 7-day yield as of period end.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 09/30/19	Shares Purchased	Shares Sold	Shares Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	45,790,217	535,615,596	—	581,405,813	$581,405,813	$1,919,481	$379		$—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	299,200	—	299,200	40,242,400	—	—		362,032

					$621,648,213	$1,919,481	$379		$362,032

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

24

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP	298	09/08/20	$48,171	$788,196
U.S. Treasury Long Bond	235	09/21/20	41,962	185,600
U.S. Treasury Ultra Bond	1,009	09/21/20	220,120	1,564,877
U.S. Treasury 2 Year Note	1,171	09/30/20	258,590	131,467
U.S. Treasury 5 Year Note	222	09/30/20	27,915	(9,348)

				2,660,792

Short Contracts
Euro-Bund	214	09/08/20	42,441	(519,989)
Euro-Buxl	97	09/08/20	23,971	(710,780)
Canada 10 Year Bond	214	09/21/20	24,247	12,267
U.S. Treasury 10 Year Note	1,162	09/21/20	161,718	(496,621)
U.S. Treasury 10 Year Ultra Note	336	09/21/20	52,915	(107,695)
Long Gilt	124	09/28/20	21,148	(111,706)

				(1,934,524)

				$726,268

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	688,000	USD	472,734	Morgan Stanley & Co. International plc	07/06/20	$2,066
EUR	27,762,000	USD	31,121,202	Goldman Sachs International	07/06/20	71,943
USD	1,777,922	EUR	1,576,000	Bank of America NA	07/06/20	7,142
USD	1,500,494	EUR	1,316,000	Deutsche Bank AG	07/06/20	21,848
USD	370,285	EUR	327,000	UBS AG	07/06/20	2,871
USD	2,986,506	MXN	67,745,000	Citibank NA	07/06/20	40,571
USD	772,399	IDR	11,138,000,000	Goldman Sachs International	07/15/20	6,651
EUR	1,420,000	USD	1,592,848	Barclays Bank plc	07/16/20	3,017
TRY	4,218,157	USD	610,000	Toronto Dominion Bank	07/16/20	3,506
USD	645,473	AUD	920,000	Citibank NA	07/16/20	10,526
USD	620,000	BRL	3,148,236	Goldman Sachs International	07/16/20	41,479
USD	620,000	COP	2,288,110,000	HSBC Bank plc	07/16/20	11,894
USD	1,760,000	RUB	123,508,119	Goldman Sachs International	07/16/20	27,773
USD	4,290,000	TRY	29,422,965	JPMorgan Chase Bank NA	07/16/20	10,605
USD	7,340,000	ZAR	121,687,952	Standard Chartered Bank	07/16/20	338,641
USD	1,650,000	CLP	1,272,034,500	Citibank NA	07/20/20	100,754
USD	978,460	COP	3,663,845,000	JPMorgan Chase Bank NA	07/27/20	5,680
USD	1,677,595	COP	6,152,328,898	Barclays Bank plc	09/16/20	50,969
USD	3,015,575	IDR	43,122,726,362	Barclays Bank plc	09/16/20	90,388
USD	390,086	RUB	27,746,000	Barclays Bank plc	09/16/20	3,650
USD	432,009	RUB	30,620,813	Credit Suisse International	09/16/20	5,535
USD	644,880	RUB	45,865,812	HSBC Bank plc	09/16/20	6,079
USD	10,844,265	RUB	755,864,518	JPMorgan Chase Bank NA	09/16/20	316,880
USD	451,317	RUB	32,053,660	Morgan Stanley & Co. International plc	09/16/20	4,886
USD	1,106,613	MXN	24,260,053	Barclays Bank plc	09/23/20	62,796

						1,248,150

USD	456,480	AUD	688,000	State Street Bank and Trust Co.	07/06/20	(18,321)
USD	3,310,425	CAD	4,516,000	Citibank NA	07/06/20	(16,075)
USD	1,493,557	EUR	1,354,000	ANZ Banking Group Ltd.	07/06/20	(27,786)
USD	73,870	EUR	66,000	Goldman Sachs International	07/06/20	(287)
USD	7,757,880	EUR	6,915,000	HSBC Bank plc	07/06/20	(11,754)
USD	1,304,051	EUR	1,168,631	Morgan Stanley & Co. International plc	07/06/20	(9,013)
USD	55,700	EUR	50,000	State Street Bank and Trust Co.	07/06/20	(480)

25

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,179,327	EUR	1,965,000	Toronto Dominion Bank	07/06/20	$(28,531)
USD	14,496,925	EUR	13,024,000	UBS AG	07/06/20	(136,730)
USD	6,222,796	IDR	90,930,610,949	JPMorgan Chase Bank NA	07/15/20	(28,774)
BRL	3,050,456	USD	620,000	UBS AG	07/16/20	(59,447)
JPY	65,376,201	USD	610,000	UBS AG	07/16/20	(4,421)
KRW	1,224,021,100	USD	1,030,000	Barclays Bank plc	07/16/20	(9,667)
KRW	778,882,000	USD	650,000	HSBC Bank plc	07/16/20	(731)
MXN	202,478,009	USD	9,210,000	Bank of America NA	07/16/20	(417,567)
MXN	27,978,377	USD	1,240,000	Natwest Markets plc	07/16/20	(25,063)
RUB	558,860,100	USD	8,110,000	BNP Paribas SA	07/16/20	(271,870)
RUB	46,854,611	USD	670,000	Goldman Sachs International	07/16/20	(12,854)
USD	780,000	COP	2,948,400,000	BNP Paribas SA	07/16/20	(3,590)
USD	600,000	KRW	719,959,350	Goldman Sachs International	07/16/20	(152)
USD	1,080,000	KRW	1,310,914,800	HSBC Bank plc	07/16/20	(12,767)
USD	1,410,000	TWD	41,355,300	HSBC Bank plc	07/16/20	(459)
USD	1,120,000	ZAR	19,532,320	Citibank NA	07/16/20	(3,799)
CLP	516,065,130	USD	630,000	HSBC Bank plc	07/20/20	(1,470)
CLP	798,885,012	USD	1,020,000	Royal Bank of Canada	07/20/20	(47,016)
KZT	48,656,250	USD	125,000	Goldman Sachs International	07/24/20	(5,922)
KZT	51,546,000	USD	132,000	Natwest Markets plc	07/24/20	(5,849)
USD	640,730	COP	2,441,822,000	JPMorgan Chase Bank NA	07/27/20	(7,593)
USD	472,776	AUD	688,000	Morgan Stanley & Co. International plc	08/05/20	(2,106)
USD	31,141,302	EUR	27,762,000	Goldman Sachs International	08/05/20	(73,699)
USD	5,853,601	CNY	41,631,000	Standard Chartered Bank	09/16/20	(9,327)

						(1,253,120)

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
10-Year Interest Rate Swap(a)	1.05%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	12/03/20	1.05%	USD	13,726	$76,294
10-Year Interest Rate Swap(a)	1.05%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	12/16/20	1.05	USD	4,042	24,755
10-Year Interest Rate Swap(a)	1.00%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	12/17/20	1.00	USD	5,933	42,646

										$143,695

(a)	Forward settling swaption.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
				Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.73%	Semi-Annual	3 month BA	Semi-Annual	04/05/21	(a)	04/05/22	CAD	47,525	$(61,876)	$—	$(61,876)
0.77%	Semi-Annual	3 month BA	Semi-Annual	04/07/21	(a)	04/07/22	CAD	139,125	(219,162)	—	(219,162)
3 month BA	Semi-Annual	0.66%	Semi-Annual	05/13/22	(a)	05/13/23	CAD	116,681	(77,533)	—	(77,533)
1 day SONIA	At Termination	0.02%	At Termination	05/26/22	(a)	05/26/23	GBP	157,102	155,826	—	155,826
3 month BA	Semi-Annual	0.74%	Semi-Annual	05/26/22	(a)	05/26/23	CAD	48,606	(6,590)	—	(6,590)
3 month BA	Semi-Annual	0.73%	Semi-Annual	05/30/22	(a)	05/30/23	CAD	39,394	(7,106)	—	(7,106)
3 month BA	Semi-Annual	0.76%	Semi-Annual	05/30/22	(a)	05/30/23	CAD	40,343	1,600	—	1,600
0.06%	At Termination	1 day Fed Funds	At Termination	05/31/22	(a)	05/31/23	USD	22,787	(15,239)	—	(15,239)
0.08%	At Termination	1 day Fed Funds	At Termination	05/31/22	(a)	05/31/23	USD	28,708	(25,020)	—	(25,020)
3 month BA	Semi-Annual	0.76%	Semi-Annual	06/01/22	(a)	06/01/23	CAD	78,789	(65)	—	(65)

26

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3 month BA	Semi-Annual	0.77%	Semi-Annual	06/01/22	(a)	06/01/23	CAD	78,788	$1,379	$—	$1,379
0.05%	At Termination	1 day Fed Funds	At Termination	06/02/22	(a)	06/02/23	USD	28,032	(15,764)	—	(15,764)
0.04%	At Termination	1 day Fed Funds	At Termination	06/03/22	(a)	06/03/23	USD	56,064	(27,684)	—	(27,684)
0.04%	At Termination	1 day Fed Funds	At Termination	06/03/22	(a)	06/03/23	USD	56,064	(26,256)	—	(26,256)
0.74%	Semi-Annual	3 month BA	Semi-Annual	06/27/22	(a)	06/27/23	CAD	136,530	40,441	—	40,441
3 month BA	Semi-Annual	1.09%	Semi-Annual	04/03/23	(a)	04/03/24	CAD	47,525	70,441	—	70,441
3 month BA	Semi-Annual	1.22%	Semi-Annual	04/10/23	(a)	04/10/24	CAD	139,125	332,643	—	332,643
28 day MXIBTIIE	Monthly	6.67%	Monthly	N/A		08/12/24	MXN	27,583	90,881	—	90,881
28 day MXIBTIIE	Monthly	6.72%	Monthly	N/A		08/13/24	MXN	23,733	79,978	—	79,978
28 day MXIBTIIE	Monthly	6.59%	Monthly	N/A		11/08/24	MXN	35,449	115,538	—	115,538
28 day MXIBTIIE	Monthly	6.58%	Monthly	N/A		01/06/25	MXN	112,180	371,471	—	371,471
28 day MXIBTIIE	Monthly	5.20%	Monthly	N/A		05/02/25	MXN	106,274	79,273	—	79,273
3 month BA	Semi-Annual	0.75%	Semi-Annual	N/A		05/26/25	CAD	25,605	(1,968)	—	(1,968)
3 month BA	Semi-Annual	0.85%	Semi-Annual	N/A		06/04/25	CAD	14,482	49,290	—	49,290
3 month BA	Semi-Annual	0.85%	Semi-Annual	N/A		06/04/25	CAD	14,483	50,354	(104)	50,458
28 day MXIBTIIE	Monthly	6.32%	Monthly	N/A		07/17/25	MXN	14,506	42,788	—	42,788
2.91%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/23/26	USD	844	(138,391)	—	(138,391)
2.93%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/24/28	USD	1,870	(380,856)	—	(380,856)
3.16%	Semi-Annual	3 month LIBOR	Quarterly	N/A		10/03/28	USD	1,035	(226,054)	—	(226,054)
28 day MXIBTIIE	Monthly	5.99%	Monthly	N/A		05/02/30	MXN	28,257	32,952	—	32,952
28 day MXIBTIIE	Monthly	6.03%	Monthly	N/A		05/02/30	MXN	28,257	36,895	—	36,895
28 day MXIBTIIE	Monthly	6.03%	Monthly	N/A		05/03/30	MXN	25,264	32,597	—	32,597
28 day MXIBTIIE	Monthly	5.96%	Monthly	N/A		05/06/30	MXN	20,473	21,599	—	21,599
3 month LIBOR	Quarterly	0.64%	Semi-Annual	08/12/20	(a)	08/12/30	USD	5,226	(6,737)	—	(6,737)
3 month LIBOR	Quarterly	0.80%	Semi-Annual	12/18/20	(a)	12/18/30	USD	1,091	13,130	—	13,130
3 month LIBOR	Quarterly	0.75%	Semi-Annual	12/21/20	(a)	12/21/30	USD	1,602	11,230	—	11,230

									$394,005	$(104)	$394,109

(a)	Forward swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	1,491	$(2,436)	$990	$(3,426)
Republic of Chile	1.00	Quarterly	Citibank NA	06/20/25	USD	1,076	(7,402)	33,641	(41,043)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/25	USD	1,923	179,909	257,841	(77,932)
United Mexican States	1.00	Quarterly	Citibank NA	06/20/25	USD	1,936	52,315	190,177	(137,862)
CMBX.NA.9.AAA	0.50	Monthly	Credit Suisse International	09/17/58	USD	1,280	(12,128)	14,566	(26,694)
CMBX.NA.9.AAA	0.50	Monthly	Deutsche Bank AG	09/17/58	USD	1,030	(9,760)	11,876	(21,636)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	720	(6,822)	8,188	(15,010)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	860	(8,149)	9,785	(17,934)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	1,570	(14,876)	19,256	(34,132)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets	09/17/58	USD	440	85,355	14,844	70,511
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	288	55,869	15,882	39,987
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	762	(4,302)	(112)	(4,190)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	1,780	(10,049)	(1,340)	(8,709)
CMBX.NA.6.BBB-	3.00	Monthly	JPMorgan Securities LLC	05/11/63	USD	10	3,126	590	2,536
CMBX.NA.6.BBB-	3.00	Monthly	JPMorgan Securities LLC	05/11/63	USD	270	84,374	24,776	59,598

							$385,024	$600,960	$(215,936)

27

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	09/20/20	BBB	USD	1,491	$2,434	$(883)	$3,317
CMBX.NA.3.AM	0.50	Monthly	Credit Suisse International	12/13/49	NR	USD	—	—	(4)	4
CMBX.NA.3.AM	0.50	Monthly	Goldman Sachs International	12/13/49	NR	USD	—	—	(11)	11
CMBX.NA.3.AM	0.50	Monthly	JPMorgan Chase Bank NA	12/13/49	NR	USD	1	—	(51)	51
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	NR	USD	531	(103,007)	(61,060)	(41,947)
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	NR	USD	352	(68,284)	(35,892)	(32,392)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	240	(46,557)	252	(46,809)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	207	(40,156)	(24,218)	(15,938)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	A-	USD	4,050	(349,705)	(166,976)	(182,729)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	A-	USD	2,020	(174,421)	(84,709)	(89,712)
CMBX.NA.10.BBB-	3.00	Monthly	JPMorgan Securities LLC	11/17/59	BBB-	USD	35	(6,986)	(2,877)	(4,109)
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse International	05/11/63	BBB	USD	280	(87,499)	(21,252)	(66,247)

								$(874,181)	$(397,681)	$(476,500)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	05/16/21	USD	8,580	$(254,078)	$—	$(254,078)
1 day BZDIOVER	At Termination	5.13%	At Termination	JPMorgan Chase Bank NA	01/02/23	BRL	13,280	79,582	—	79,582
28 day MXIBTIIE	Monthly	6.43%	Monthly	Bank of America NA	06/06/25	MXN	6,011	18,958	—	18,958
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	06/09/25	MXN	3,006	8,908	—	8,908
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	07/17/25	MXN	7,228	21,393	—	21,393
28 day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	12/05/25	MXN	901	2,589	—	2,589

								$(122,648)	$—	$(122,648)

OTC Inflation Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
1 month USCPI	At Termination	(0.96)%	At Termination	Citibank NA	04/15/21	USD	23,134	$(150,598)	$—	$(150,598)
1 month USCPI	At Termination	(1.00)%	At Termination	Citibank NA	04/15/21	USD	30,122	(206,784)	—	(206,784)
1 month USCPI	At Termination	(1.00)%	At Termination	Citibank NA	04/15/21	USD	30,122	(206,784)	—	(206,784)
1 month USCPI	At Termination	(1.02)%	At Termination	Citibank NA	04/15/21	USD	30,122	(212,305)	—	(212,305)
0.04%	At Termination	1 month USCPI	At Termination	Citibank NA	04/15/22	USD	23,134	209,618	—	209,618

28

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio

OTC Inflation Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
0.02%	At Termination	1 month USCPI	At Termination	Citibank NA	04/15/22	USD	30,122	$285,640	$—	$285,640
0.01%	At Termination	1 month USCPI	At Termination	Citibank NA	04/15/22	USD	30,122	290,260	—	290,260
0.00%	At Termination	1 month USCPI	At Termination	Citibank NA	04/15/22	USD	30,122	297,187	—	297,187
1 month USCPI	At Termination	(0.05)%	At Termination	Citibank NA	04/15/22	USD	42,563	(460,708)	—	(460,708)
0.62%	At Termination	1 month USCPI	At Termination	Citibank NA	04/15/24	USD	42,563	623,334	—	623,334

								$468,860	$—	$468,860

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.01%
1 day Fed Funds	1 day Fed Funds	0.08
1 day SONIA	Sterling Overnight Index Average	0.06
1 month USCPI	U.S. Consumer Price Index	0.10
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	5.28
3 month BA	Canadian Bankers Acceptances	0.56
3 month LIBOR	London Interbank Offered Rate	0.30

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

CNY	Chinese Yuan

COP	Colombian Peso

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

KZT	Kazakhstani Tenge

MXN	Mexican Peso

RUB	New Russian Ruble

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

BA	Canadian Bankers Acceptances

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CLO	Collateralized Loan Obligation

CSMC	Credit Suisse Mortgage Capital

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-counter

RB	Revenue Bonds

SCA	Svenska Cellulosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-be-announced

29

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$255,172,738	$3,311,555	$258,484,293
Corporate Bonds	—	1,600,754,765	—	1,600,754,765
Foreign Agency Obligations	—	8,780,345	—	8,780,345
Foreign Government Obligations	—	93,253,692	—	93,253,692
Investment Companies	40,242,400	—	—	40,242,400
Municipal Bonds	—	153,397,744	—	153,397,744
Non-Agency Mortgage-Backed Securities	—	127,732,746	2,468,951	130,201,697
Other Interests	—	—	2	2
Capital Trusts	—	11,624,091	—	11,624,091
U.S. Government Sponsored Agency Securities	—	1,548,234,318	725,839	1,548,960,157
U.S. Treasury Obligations	—	451,168,453	—	451,168,453
Short-Term Securities	581,405,813	—	—	581,405,813
Options Purchased:
Interest rate contracts	—	143,695	—	143,695
Liabilities:
Investments:
TBA Sale Commitments	—	(292,289,937)	—	(292,289,937)

	$621,648,213	$3,957,972,650	$6,506,347	$4,586,127,210

Derivative Financial Instruments (a)
Assets:
Credit contracts	$—	$176,015	$—	$176,015
Foreign currency exchange contracts	—	1,248,150	—	1,248,150
Interest rate contracts	2,682,407	1,761,840	—	4,444,247
Other contracts	—	1,706,039	—	1,706,039
Liabilities:
Credit contracts	—	(868,451)	—	(868,451)
Foreign currency exchange contracts	—	(1,253,120)	—	(1,253,120)
Interest rate contracts	(1,956,139)	(1,490,379)	—	(3,446,518)

30

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Core Bond Portfolio

	Level 1	Level 2	Level 3	Total
Other contracts	$—	$(1,237,179)	$—	$(1,237,179)

	$726,268	$42,915	$—	$769,183

The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

31